UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21229

Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Annual Report September 30, 2008

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Florida Plus

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

Eaton Vance Insured Municipal Bond Fund II	4
Eaton Vance Insured California Municipal Bond Fund II	5
Eaton Vance Insured Florida Plus Municipal Bond Fund	6
Eaton Vance Insured Massachusetts Municipal Bond Fund	7
Eaton Vance Insured Michigan Municipal Bond Fund	8
Eaton Vance Insured New Jersey Municipal Bond Fund	9
Eaton Vance Insured New York Municipal Bond Fund II	10
Eaton Vance Insured Ohio Municipal Bond Fund	11
Eaton Vance Insured Pennsylvania Municipal Bond Fund	12

Financial Statements	13

Federal Tax Information	77

Notice to Shareholders	78

Annual Meeting of Shareholders	79

Dividend Reinvestment Plan	80

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	82

Management and Organization	85

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Insured Municipal Bond Funds (the “Funds”) are closed-end funds traded on the NYSE Alternext U.S., which are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes, as applicable. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

Economic growth in the third quarter of 2008 retracted 0.3%, down from a positive second quarter growth rate of 2.8%, according to preliminary data released by the U.S. Department of Commerce. Most of the major Gross Domestic Product (GDP) components led to the decline; however, most influential was a sharp downturn in personal consumption expenditures by consumers. While high commodity prices began to mitigate over the quarter, management believes consumers continued to pare costs as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, now at a five-year high, combined with the fading effect of government economic stimulus checks, have led to constrained personal consumption and overall economic contraction for the quarter. The housing market continues to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continue to pressure consumers and banks, causing increased bank foreclosures and more mark-to-market write downs of mortgage-backed securities at commercial banks and financial institutions.

During the Funds’ fiscal year, the capital markets have experienced historic events resulting in unprecedented volatility. During the second week of September 2008, the federal government took control of federally-chartered mortgage giants Fannie Mae and Freddie Mac. The following week, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was acquired by Bank of America. Later in the month, Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the Fed) to become bank holding companies. These actions, in conjunction with Bear Stearns’ acquisition by JP Morgan in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided an $85 billion loan to help stabilize American International Group, Inc. (AIG). Finally, the U.S. Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions.

During the period, the Fed left rates unchanged at its June, August and September 2008 meetings after lowering the Federal Funds rate to 2.0% from 5.25% between August 2007 and May 2008. In addition to its interest rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to facilitate an easing of the credit crisis.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to their benchmark, the Lehman Brothers Municipal Bond Index(1) (the “Index”) – a broad-based, unmanaged index of municipal bonds – the Funds underperformed for the year ended September 30, 2008. As a result of an active management style that focuses on income and longer call protection, each Fund generally holds longer-maturity bonds. Management believes that much of the Funds’ underperformance can be attributed to the shift of investors’ capital into shorter- maturity bonds, a result of the broader-based credit crisis that has rattled the fixed-income markets since August 2007. This underperformance was magnified by the Funds’ use of leverage and leveraged investments. The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the municipal market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 124 .1% as of September 30, 2008, with many

(1)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Private insurance does not eliminate the risk of loss associated with Fund shares.
Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

individual bonds trading higher than 124.1%.(1) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of the broader credit crisis, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds.

Against this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

A NOTE REGARDING AUCTION PREFERRED SHARES (APS)

As has been widely reported since mid-February 2008, the normal functioning of the auction market in the United States for certain types of “auction rate securities” has been disrupted by an imbalance between buy and sell orders. Consistent with patterns in the broader market for auction rate securities, the Funds have, since mid-February, experienced unsuccessful APS auctions. In the event of an unsuccessful auction, the affected APS remain outstanding, and the dividend rate reverts to the specified maximum payable rate.

During the year ended September 30, 2008, certain Funds redeemed a portion of their outstanding APS. Information relating to these redemptions is contained in Note 2 to the Financial Statements. The replacement financing for the redeemed APS was provided through the creation of tender option bonds (TOB5).(2) The cost to the Funds of the new TOB financing is expected, over time, to be lower than the total cost of APS based on the maximum applicable dividend rates. Each Fund’s APS percentage (i.e. APS at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus APS) as of September 30, 2008 is reflected on the Fund-specific pages following this letter The leverage created by APS and TOB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and share price of the common shares).

From October 27, 2008 through October 31, 2008, after the end of the reporting period, certain Funds voluntarily redeemed a portion of their outstanding APS to reduce the amount of the Funds’ financial leverage. Information relating to these redemptions is contained in Note 13 to the Financial Statements.

(1)	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

(2)	Source: See Note 1H to Financial Statements for more information on TOB investments.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	EIV

Average Annual Total Return (by share price)
One Year	-13.61%
Five Years	2.88
Life of Fund (11/29/02)	2.92

Average Annual Total Return (by net asset value)
One Year	-23.08%
Five Years	0.65
Life of Fund (11/29/02)	1.97

Premium/(Discount) to NAV	5.62%

Market Yields

Market Yield(2)	6.70%
Taxable-Equivalent Market Yield(3)	10.31

Index performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)
One Year	-11.20%
Five Years	1.18
Life of Fund (11/30/02)	2.39

Portfolio Manager: William H. Ahern, Jr., CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA:

AAA	35.0%
AA	48.6%
A	9.6%
BBB	6.1%
B	0.7%

Fund Statistics(7)

•	Number of Issues:	82
•	Average Maturity:	26.8	years
•	Average Effective Maturity:	26.1	years
•	Average Call Protection:	11.8	years
•	Average Dollar Price:	$77.99
•	APS Leverage:**	21.1%
•	TOB Leverage:**	27.1%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 23 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	EIA

Average Annual Total Return (by share price)
One Year	-23.40%
Five Years	-0.03
Life of Fund (11/29/02)	0.15

Average Annual Total Return (by net asset value)
One Year	-19.81%
Five Years	0.87
Life of Fund (11/29/02)	1.85

Premium/(Discount) to NAV	-9.37%

Market Yields

Market Yield(2)	6.84%
Taxable-Equivalent Market Yield(3)	11.60

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA:

AAA	23.8%
AA	60.3%
A	10.2%
BBB	5.7%

Fund Statistics(7)

•	Number of Issues:	53
•	Average Maturity:	24.4	years
•	Average Effective Maturity:	24.3	years
•	Average Call Protection:	7.9	years
•	Average Dollar Price:	$77.16
•	APS Leverage:**	32.2%
•	TOB Leverage:**	13.1%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured Florida Plus Municipal Bond Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	EIF

Average Annual Total Return (by share price)
One Year	-21.55%
Five Years	-1.03
Life of Fund (11/29/02)	-0.37

Average Annual Total Return (by net asset value)
One Year	-19.38%
Five Years	0.63
Life of Fund (11/29/02)	1.61

Premium/(Discount) to NAV	-10.86%

Market Yields

Market Yield(2)	6.58%
Taxable-Equivalent Market Yield(3)	10.12

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA+:

AAA	67.3%
AA	21.9%
A	8.5%
Non-Rated	2.3%

Fund Statistics(7)

•	Number of Issues:	52
•	Average Maturity:	25.4	years
•	Average Effective Maturity:	25.4
•	Average Call Protection:	11.4	years
•	Average Dollar Price:	$83.40
•	APS Leverage:**	16.8%
•	TOB Leverage:**	29.5%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Effective January 1, 2008, the name of Eaton Vance Insured Florida Plus Municipal Bond Fund was changed from Eaton Vance Insured Florida Municipal Bond Fund.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	MAB

Average Annual Total Return (by share price)
One Year	-2.46%
Five Years	4.82
Life of Fund (11/29/02)	5.09

Average Annual Total Return (by net asset value)
One Year	-15.70%
Five Years	1.88
Life of Fund (11/29/02)	2.82

Premium/(Discount) to NAV	13.60%

Market Yields

Market Yield(2)	4.96%
Taxable-Equivalent Market Yield(3)	8.06

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA-:

AAA	17.7%
AA	44.8%
A	30.1%
BBB	1.9%
Non-Rated	5.5%

Fund Statistics(7)

•	Number of Issues:	39
•	Average Maturity:	26.2	years
•	Average Effective Maturity:	24.5	years
•	Average Call Protection:	10.8	years
•	Average Dollar Price:	$86.88
•	APS Leverage:**	34.9%
•	TOB Leverage:**	10.4%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	MIW

Average Annual Total Return (by share price)
One Year	-21.97%
Five Years	-1.00
Life of Fund (11/29/02)	0.03

Average Annual Total Return (by net asset value)
One Year	-12.66%
Five Years	2.67
Life of Fund (11/29/02)	3.32

Premium/(Discount) to NAV	-17.26%

Market Yields

Market Yield(2)	6.52%
Taxable-Equivalent Market Yield(3)	10.49

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: William H. Ahern, Jr., CFA

Rating Distribution*(6)

By total investments

*	There were no securities held by special purpose vehicles in which the Fund holds a residual interest at September 30, 2008. The average rating was AA.

Fund Statistics

•	Number of Issues:	36
•	Average Maturity:	22.4	years
•	Average Effective Maturity:	18.2	years
•	Average Call Protection:	6.3	years
•	Average Dollar Price:	$88.06
•	APS Leverage:**	41.5%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares.)

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	EMJ

Average Annual Total Return (by share price)
One Year	-13.88%
Five Years	2.18
Life of Fund (11/29/02)	2.91

Average Annual Total Return (by net asset value)
One Year	-18.15%
Five Years	2.02
Life of Fund (11/29/02)	3.06

Premium/(Discount) to NAV	-0.83%

Market Yields

Market Yield(2)	6.19%
Taxable-Equivalent Market Yield(3)	10.46

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA:

AAA	38.6%
AA	35.1%
A	17.5%
BBB	8.8%

Fund Statistics(7)

•	Number of Issues:	64
•	Average Maturity:	23.5	years
•	Average Effective Maturity:	23.5	years
•	Average Call Protection:	11.8	years
•	Average Dollar Price:	$77.82
•	APS Leverage:**	34.2%
•	TOB Leverage:**	13.9%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	NYH

Average Annual Total Return (by share price)
One Year	-21.80%
Five Years	1.39
Life of Fund (11/29/02)	1.25

Average Annual Total Return (by net asset value)
One Year	-19.25%
Five Years	1.49
Life of Fund (11/29/02)	2.76

Premium/(Discount) to NAV	-8.24%

Market Yields

Market Yield(2)	6.68%
Taxable-Equivalent Market Yield(3)	11.03

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA-:

AAA	12.2%
AA	64.4%
A	12.5%
BBB	7.7%
Non-Rated	3.2%

Fund Statistics(7)

•	Number of Issues:	45
•	Average Maturity:	26.9	years
•	Average Effective Maturity:	26.1	years
•	Average Call Protection:	10.0	years
•	Average Dollar Price:	$83.60
•	APS Leverage:**	24.5%
•	TOB Leverage:**	21.0%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	EIO

Average Annual Total Return (by share price)
One Year	-13.81%
Five Years	0.36
Life of Fund (11/29/02)	1.22

Average Annual Total Return (by net asset value)
One Year	-20.51%
Five Years	0.24
Life of Fund (11/29/02)	1.34

Premium/(Discount) to NAV	-0.71%

Market Yields

Market Yield(2)	5.71%
Taxable-Equivalent Market Yield(3)	9.40

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: William H. Ahern, Jr., CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA:

AAA	33.4%
AA	46.7%
A	10.6%
BBB	5.1%
Non-Rated	4.2%

Fund Statistics(7)

•	Number of Issues:	56
•	Average Maturity:	23.2	years
•	Average Effective Maturity:	22.8	years
•	Average Call Protection:	9.1	years
•	Average Dollar Price:	$78.75
•	APS Leverage:**	41.0%
•	TOB Leverage:**	5.7%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares.)

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)

NYSE Alternext U.S. Symbol	EIP

Average Annual Total Return (by share price)
One Year	0.88%
Five Years	4.65
Life of Fund (11/29/02)	4.81

Average Annual Total Return (by net asset value)
One Year	-16.07%
Five Years	2.07
Life of Fund (11/29/02)	2.90

Premium/(Discount) to NAV	11.39%

Market Yields

Market Yield(2)	5.30%
Taxable-Equivalent Market Yield(3)	8.41

Index Performance(4) Average Annual Total Returns

	Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Long 22+ Index
One Year	-1.87%	-9.55%
Five Years	2.84	2.46
Life of Fund (11/30/02)	3.47	3.11

Lipper Averages(5) Average Annual Total Returns

Lipper Single State Insured Municipal Debt Funds Classification (by net asset value)
One Year	-10.12%
Five Years	1.81
Life of Fund (11/30/02)	2.81

Portfolio Manager: Adam A. Weigold, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 9/30/08 is as follows and the average rating is AA:

AAA	26.6%
AA	46.7%
A	22.9%
BBB	2.5%
Non-Rated	1.3%

Fund Statistics(7)

•	Number of Issues:	58
•	Average Maturity:	23.2	years
•	Average Effective Maturity:	21.3	years
•	Average Call Protection:	8.1	years
•	Average Dollar Price:	$85.35
•	APS Leverage:**	40.5%
•	TOB Leverage:**	4.3%

**

APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 9/30/08 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled TOB transactions and the effect of TOBs purchased in secondary market transactions.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares.)

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds Classification (closed-end) contained 44 funds for the 1-year, 5-year and Life-of-Fund periods. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

(7) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 195.1%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.0%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,126,192
		$1,126,192
General Obligations — 3.0%
$3,500	New York, NY, 5.25%, 1/15/33(1)	$3,315,900
		$3,315,900
Hospital — 5.7%
$400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$344,024
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	720,162
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	656,063
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	446,615
1,315	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,137,107
2,255	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	294,593
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	607,550
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	856,120
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,163,995
		$6,226,229
Industrial Development Revenue — 8.8%
$2,185	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,837,082
4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	3,993,781
4,885	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	3,782,700
		$9,613,563
Insured-Electric Utilities — 21.0%
$690	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$619,972
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	9,571,255

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	$3,683,394
5,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	4,354,100
2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,406,920
2,990	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	2,435,086
		$23,070,727
Insured-Escrowed / Prerefunded — 2.8%
$2,895	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27(1)	$3,087,923
		$3,087,923
Insured-General Obligations — 16.0%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24(2)	$2,027,505
1,885	California, (AMBAC), (FSA), 3.50%, 10/1/27	1,364,589
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,349,342
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	3,785,560
2,995	District of Columbia, (FGIC), 4.75%, 6/1/33	2,599,001
1,500	Goodyear, AZ, (MBIA), 3.00%, 7/1/26	1,062,045
5,500	Washington, (FSA), 5.00%, 7/1/25(1)	5,347,595
		$17,535,637
Insured-Hospital — 32.8%
$1,500	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	$1,374,795
50	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	45,837
2,200	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	2,016,828
3,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,248,035
1,520	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,410,575
1,700	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (MBIA), 5.00%, 11/15/35	1,534,403
2,500	Illinois Finance Authority, (Children's Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,228,950

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$115	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	$106,725
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,320,100
2,500	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,335,875
9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38	8,482,860
455	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	434,843
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	951,280
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	463,550
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,590,335
3,095	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	2,798,097
1,300	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (FSA), 5.25%, 10/1/33	1,224,197
1,895	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (FSA), 5.25%, 10/1/33	1,784,503
650	Washington Health Care Facilities Authority, (Providence Health Care), Series E, (FSA), 5.25%, 10/1/33	612,098
		$35,963,886
Insured-Lease Revenue / Certificates of Participation — 11.1%
$4,600	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$3,621,396
4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	4,016,548
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	3,013,725
110	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38	102,003
1,500	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	1,429,305
		$12,182,977
Insured-Other Revenue — 0.4%
$2,540	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$415,646
		$415,646

Principal Amount (000's omitted)	Security	Value
Insured-Private Education — 4.4%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,515,475
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,283,575
		$4,799,050
Insured-Public Education — 5.3%
$6,300	University of South Alabama, (BHAC), 5.00%, 8/1/38	$5,840,289
		$5,840,289
Insured-Special Tax Revenue — 13.2%
$5,415	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/34	$1,152,962
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	3,869,640
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,219,475
2,985	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,691,933
35,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,992,092
6,085	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	654,442
12,065	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,216,272
7,595	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	716,284
		$14,513,100
Insured-Transportation — 26.3%
$11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	$4,978,127
10,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	9,446,500
5,215	Minneapolis-St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	4,276,144
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	4,941,671
5,800	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	5,172,092
		$28,814,534

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 21.2%
$3,335	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$3,023,544
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,159,200
3,860	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33	3,578,838
4,295	Ogden City, UT, Water and Sewer, (FSA), 4.50%, 6/15/38	3,598,265
11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	7,996,349
4,215	Seattle, WA, Drain and Wastewater Revenue, (FSA), 5.00%, 6/1/38	3,908,106
		$23,264,302
Insured-Water Revenue — 21.1%
$7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(1)	$6,653,436
5,500	Los Angeles, CA, Department of Water & Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,032,665
755	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	599,546
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	4,592,520
6,750	Metropolitan Water District, CA, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,316,312
		$23,194,479
Other Revenue — 0.4%
$500	Main Street National Gas, Inc., GA, 5.50%, 9/15/27	$395,415
		$395,415
Special Tax Revenue — 0.6%
$700	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$611,688
		$611,688
Total Tax-Exempt Investments — 195.1% (identified cost $243,407,579)		$213,971,537
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.8)%		$(44,757,550)
Other Assets, Less Liabilities — (54.3)%		$(59,566,300)
Net Assets Applicable to Common Shares — 100.0%		$109,647,687

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as follows:

California	13.6%

Washington	10.5%

Others, representing less than 10% individually	75.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 90.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 31.6% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 167.5%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 0.00%
$10	California Department of Water Resources, (Central Valley), Prerefunded to 12/1/08, 5.00%, 12/1/29	$10,135
		$10,135
Hospital — 14.6%
$1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,259,751
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,515,788
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	434,490
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,692,539
555	Washington Township Health Care District, 5.00%, 7/1/32	473,942
		$6,376,510
Insured-Electric Utilities — 6.1%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,365,820
1,370	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(1)	1,313,512
		$2,679,332
Insured-Escrowed / Prerefunded — 0.9%
$395	Orange County Water District, Certificates of Participation, (MBIA), Escrowed to Maturity, 5.00%, 8/15/34	$373,192
		$373,192
Insured-General Obligations — 50.1%
$740	Antelope Valley Community College District, (Election of 2004), (MBIA), 5.25%, 8/1/39	$701,387
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,375,780
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	434,636
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	429,286
820	California, (AMBAC), 5.00%, 4/1/27	763,764
1,500	Carlsbad Unified School District, (Election 2006), (MBIA), 5.25%, 8/1/32	1,435,065
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,146,302
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,751,350
6,675	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,310,236

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,080	El Camino Hospital District, (MBIA), 4.45%, 8/1/36	$885,114
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,236,189
1,845	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	1,559,597
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25(2)	966,790
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,103,947
1,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,376,077
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,447,744
		$21,923,264
Insured-Hospital — 6.2%
$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,116,200
1,750	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,603,927
		$2,720,127
Insured-Lease Revenue / Certificates of Participation — 15.0%
$4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,942,852
1,750	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	1,622,775
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	992,225
		$6,557,852
Insured-Public Education — 12.7%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$3,678,440
2,000	California State University, (BHAC), (FSA), 5.00%, 11/1/39(1)	1,853,140
		$5,531,580
Insured-Special Assessment Revenue — 16.1%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,290,500
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,290,500

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue (continued)
$1,750	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	$1,587,915
945	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	851,322
		$7,020,237
Insured-Special Tax Revenue — 10.8%
$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$1,794,851
13,650	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	762,216
2,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	250,054
4,610	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	464,734
2,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	273,971
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	247,429
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	945,501
		$4,738,756
Insured-Transportation — 6.7%
$2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$1,812,400
3,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	1,099,348
		$2,911,748
Insured-Utilities — 3.7%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,618,348
		$1,618,348
Insured-Water Revenue — 19.1%
$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,090,554
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(1)	2,375,802
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,461,990
1,500	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	990,150
1,475	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	1,189,647
1,655	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	1,263,791
		$8,371,934

Principal Amount (000's omitted)	Security	Value
Water Revenue — 5.5%
$2,490	California Department of Water Resources, (Central Valley), 5.00%, 12/1/29	$2,386,267
		$2,386,267
Total Tax-Exempt Investments — 167.5% (identified cost $83,317,575)		$73,219,282
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.9)%		$(25,751,803)
Other Assets, Less Liabilities — (8.6)%		$(3,749,112)
Net Assets Applicable to Common Shares — 100.0%		$43,718,367

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 88.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 26.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Florida Plus Municipal Bond as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 178.7%
Principal Amount (000's omitted)	Security	Value
Hospital — 4.3%
$500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$404,165
900	South Miami Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	756,621
100	South Miami Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	84,067
		$1,244,853
Industrial Development Revenue — 4.9%
$545	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$458,220
1,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	987,935
		$1,446,155
Insured-Electric Utilities — 5.5%
$800	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	$706,952
1,000	Northern Municipal Power Agency, IL, (Prairie Street Project), (MBIA), 5.00%, 1/1/32	898,480
		$1,605,432
Insured-Escrowed / Prerefunded — 2.1%
$610	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27	$616,124
		$616,124
Insured-General Obligations — 22.0%
$1,975	Bowling Green, OH, City School District, (FSA), 5.00%, 12/1/34	$1,849,094
1,155	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	1,063,639
1,000	Mobile, AL, (FSA), 5.00%, 2/15/28	946,500
1,000	Olentangy, OH, Local School District, (AGC), 5.00%, 12/1/36	931,430
3,005	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	1,301,556
950	West Virginia, (FGIC), 0.00%, 11/1/26	331,312
		$6,423,531
Insured-Hospital — 32.0%
$250	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	$229,133

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$190	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	$176,328
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,320,100
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,868,700
1,700	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	1,464,354
545	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	520,856
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	951,280
2,000	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	1,808,140
		$9,338,891
Insured-Lease Revenue / Certificates of Participation — 12.9%
$2,000	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	$1,854,600
2,000	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	1,905,740
		$3,760,340
Insured-Public Education — 9.6%
$2,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	$1,854,060
1,025	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	937,896
		$2,791,956
Insured-Special Tax Revenue — 22.2%
$1,580	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$1,287,858
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,216,184
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	108,012
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,091,520
1,020	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	919,856
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	549,186
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	181,760
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	337,713

See notes to financial statements

Eaton Vance Insured Florida Plus Municipal Bond as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — (continued)
$2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	$198,523
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	590,274
		$6,480,886
Insured-Transportation — 23.9%
$1,155	Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue, (FSA), 5.00%, 11/1/34(2)	$1,084,557
420	Chicago, IL, (O'Hare International Airport), (FSA), 4.50%, 1/1/38	349,196
2,820	Chicago, IL, (O'Hare International Airport), (FSA), 5.00%, 1/1/33	2,586,278
1,295	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41	1,223,295
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	639,962
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	729,085
1,000	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	349,710
		$6,962,083
Insured-Water and Sewer — 27.1%
$2,000	Austin, TX, Water and Wastewater System, (FSA), 5.00%, 11/15/33(1)	$1,854,320
1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	832,460
2,000	Fernley, NV, (AGC), 5.00%, 2/1/38(1)	1,855,040
350	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33	324,506
1,000	Ogden City, UT, Sewer and Water Revenue, (FSA), 4.50%, 6/15/33	849,880
570	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	479,564
1,830	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/31	1,709,129
		$7,904,899
Insured-Water Revenue — 5.6%
$1,500	Detroit, MI, Water Supply System, (BHAC), (FGIC), 4.50%, 7/1/29	$1,278,555
390	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	348,590
		$1,627,145
Private Education — 6.6%
$2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	$1,933,660
		$1,933,660

Value
Total Tax-Exempt Investments — 178.7% (identified cost $58,156,051)	$52,135,955
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (31.2)%	$(9,102,243)
Other Assets, Less Liabilities — (47.5)%	$(13,862,195)
Net Assets Applicable to Common Shares — 100.0%	$29,171,517

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as follows:

Florida	15.5%

Others, representing less than 10% individually	84.5%

The Fund invests primarily in debt securities issued by Florida and other state municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 91.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 44.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 165.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 5.7%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$555,280
600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	669,180
		$1,224,460
Hospital — 6.4%
$1,075	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$968,521
55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	54,537
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	343,749
		$1,366,807
Insured-Escrowed / Prerefunded — 5.4%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,102,638
50	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.00%, 5/15/25	53,038
		$1,155,676
Insured-General Obligations — 13.1%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$1,958,840
965	Milford, (FSA), 4.25%, 12/15/46	777,086
75	Sandwich, (MBIA), 4.50%, 7/15/29	67,647
		$2,803,573
Insured-Hospital — 4.7%
$1,160	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	$993,076
		$993,076
Insured-Lease Revenue / Certificates of Participation — 15.7%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,653,872
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	993,210

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$698,328
		$3,345,410
Insured-Other Revenue — 7.3%
$1,500	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,546,305
		$1,546,305
Insured-Pooled Loans — 10.4%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$2,209,960
		$2,209,960
Insured-Private Education — 27.1%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$936,660
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,111,840
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	734,967
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,370,145
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	692,798
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	918,670
		$5,765,080
Insured-Public Education — 12.4%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$673,925
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	925,060
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,050,801
		$2,649,786
Insured-Special Tax Revenue — 16.3%
$1,280	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,243,686
290	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	225,133

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 4.75%, 8/15/32	$1,199,826
6,200	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	346,208
1,055	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	113,465
2,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	211,197
1,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	124,961
		$3,464,476
Insured-Transportation — 10.8%
$3,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,161,356
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,137,775
		$2,299,131
Insured-Water Revenue — 14.8%
$1,125	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$845,595
2,425	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,304,987
		$3,150,582
Private Education — 12.3%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$685,207
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,933,660
		$2,618,867
Senior Living / Life Care — 2.8%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$602,161
		$602,161
Total Tax-Exempt Investments — 165.2% (identified cost $38,732,071)		$35,195,350
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.8)%		$(13,596,809)
Other Assets, Less Liabilities — (1.4)%		$(287,729)
Net Assets Applicable to Common Shares — 100.0%		$21,310,812

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. In addition, 10.5% of the Fund's total investments at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 83.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 25.8% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 161.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 6.0%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,146,625
		$1,146,625
Escrowed/Prerefunded — 8.5%
$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,621,110
		$1,621,110
Hospital — 14.0%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$317,876
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	930,700
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,413,765
		$2,662,341
Insured-Electric Utilities — 2.2%
$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$418,385
		$418,385
Insured-Escrowed / Prerefunded — 32.8%
$750	Detroit School District, (School Bond Loan Fund), (FSA), Prerefunded to 5/1/12, 5.125%, 5/1/31	$798,398
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,321,487
1,500	Lansing Building Authority, (MBIA), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,602,420
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,117,720
1,300	Reed City Public Schools, (FSA), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,393,288
		$6,233,313
Insured-General Obligations — 16.1%
$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (MBIA), 0.00%, 12/1/27(1)	$637,000
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	727,755

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	$765,801
1,000	Pinconning Area Schools, (FSA), 5.00%, 5/1/33	935,550
		$3,066,106
Insured-Hospital — 10.1%
$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$433,415
1,590	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,487,540
		$1,920,955
Insured-Lease Revenue / Certificates of Participation — 19.2%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$811,615
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,130,961
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	736,343
1,000	Michigan State Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	265,650
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	698,328
		$3,642,897
Insured-Public Education — 16.9%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$1,380,675
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	718,770
1,200	Wayne University, (MBIA), 5.00%, 11/15/37	1,105,152
		$3,204,597
Insured-Sewer Revenue — 2.2%
$500	Detroit Sewer Disposal System, (MBIA), 4.50%, 7/1/35	$409,715
		$409,715
Insured-Special Tax Revenue — 16.0%
$7,030	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$392,555
845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	90,880
1,675	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	168,857
1,115	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	105,155

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$1,377,495
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), 5.00%, 5/1/32	914,600
		$3,049,542
Insured-Utilities — 7.7%
$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/25	$966,880
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/26	493,634
		$1,460,514
Insured-Water Revenue — 7.6%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,439,152
		$1,439,152
Private Education — 2.3%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$440,725
		$440,725
Total Tax-Exempt Investments — 161.6% (identified cost $32,795,562)		$30,715,977
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (71.0)%		$(13,500,000)
Other Assets, Less Liabilities — 9.4%		$1,791,441
Net Assets Applicable to Common Shares — 100.0%		$19,007,418

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 80.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 27.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 185.1%
Principal Amount (000's omitted)	Security	Value
Hospital — 15.5%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$86,006
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	144,032
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	131,213
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,160,302
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	517,122
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	528,040
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	553,380
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	220,262
1,705	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,428,978
		$4,769,335
Insured-Electric Utilities — 4.2%
$650	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$595,953
750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	685,680
		$1,281,633
Insured-General Obligations — 34.9%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,060,641
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,056,538
560	Chesterfield Township School District, (AGC), 4.50%, 2/1/38	493,657
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	319,000
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	1,978,460
2,785	Jackson Township School District, (MBIA), 2.50%, 6/15/27	1,792,510
180	Madison Borough Board of Education, (MBIA), 4.75%, 7/15/35	165,665
2,570	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	2,379,820
265	Nutley School District, (MBIA), 4.50%, 7/15/29	238,092
310	Nutley School District, (MBIA), 4.75%, 7/15/30	288,095
410	Nutley School District, (MBIA), 4.75%, 7/15/31	380,337

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$430	Nutley School District, (MBIA), 4.75%, 7/15/32	$398,201
210	South Orange and Maplewood School District, (AGC), 4.625%, 1/15/26	194,737
		$10,745,753
Insured-Hospital — 22.8%
$2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,505,635
1,045	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	998,707
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,902,560
1,175	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,089,342
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	231,775
310	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	287,401
		$7,015,420
Insured-Lease Revenue / Certificates of Participation — 17.1%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$410,223
265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	243,519
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,183,175
1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), 5.00%, 9/1/37	934,820
1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), (FSA), 5.00%, 9/1/37	952,980
915	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	839,028
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	698,328
		$5,262,073
Insured-Pooled Loans — 8.5%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$2,624,327
		$2,624,327

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Public Education — 14.1%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/32(1)	$1,832,801
725	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	570,778
1,000	New Jersey Educational Facilities Authority, (Rowan University), (FSA), (FGIC), 3.00%, 7/1/27	671,350
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	589,085
740	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	667,990
		$4,332,004
Insured-Sewer Revenue — 5.9%
$1,175	Ocean County Utilities Authority, (MBIA), 5.25%, 1/1/26	$1,151,406
2,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	656,200
		$1,807,606
Insured-Special Tax Revenue — 7.5%
$2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	$805,645
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	353,181
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	499,210
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	163,476
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	303,942
1,900	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	179,189
		$2,304,643
Insured-Transportation — 37.8%
$1,015	Delaware River Joint Toll Bridge Commission, (MBIA), 5.00%, 7/1/35	$956,435
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	1,796,380
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	853,393
1,000	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/29	990,080
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	3,732,016
1,250	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	1,191,788

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$2,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	$1,879,060
270	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/35	245,832
		$11,644,984
Insured-Water and Sewer — 8.3%
$4,500	Middlesex County Improvements Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,785,960
1,320	Passaic Valley Sewerage Commissioners, (FGIC), 2.50%, 12/1/32	757,495
		$2,543,455
Senior Living / Life Care — 1.7%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$533,094
		$533,094
Special Tax Revenue — 1.3%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$419,230
		$419,230
Transportation — 5.5%
$1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,693,180
		$1,693,180
Total Tax-Exempt Investments — 185.1% (identified cost $63,241,570)		$56,976,737
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.0)%		$(20,304,728)
Other Assets, Less Liabilities — (19.1)%		$(5,896,465)
Net Assets Applicable to Common Shares — 100.0%		$30,775,544

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. In addition, 13.8% of the Fund's total investments at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 87.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 28.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 172.3%
Principal Amount (000's omitted)	Security	Value
General Obligations — 7.1%
$500	New York, 5.25%, 8/15/26	$484,750
1,650	New York, 5.25%, 1/15/28	1,601,193
		$2,085,943
Hospital — 2.4%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$699,315
		$699,315
Industrial Development Revenue — 3.6%
$400	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$336,308
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	504,478
240	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	208,572
		$1,049,358
Insured-Electric Utilities — 3.4%
$1,195	New York Power Authority, (MBIA), 4.50%, 11/15/47	$991,468
		$991,468
Insured-Escrowed / Prerefunded — 1.4%
$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$417,896
		$417,896
Insured-General Obligations — 7.1%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,083,854
		$2,083,854
Insured-Hospital — 3.2%
$1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	$941,940
		$941,940
Insured-Housing — 3.2%
$1,000	New York City Housing Corp., (MBIA), 4.95%, 11/1/33	$930,730
		$930,730

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 10.6%
$3,085	Hudson Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$2,428,697
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	698,328
		$3,127,025
Insured-Other Revenue — 20.4%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,773,979
2,500	New York City Cultural Resource Trust, (Museum of Modern Arts), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,404,025
390	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	344,705
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,497,650
		$6,020,359
Insured-Private Education — 32.9%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$944,130
1,440	New York Dormitory Authority, (Barnard College), (FGIC), 5.00%, 7/1/24	1,317,773
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,336,600
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	79,629
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,107,822
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	949,130
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	467,650
110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	104,594
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,382,290
		$9,689,618
Insured-Public Education — 4.7%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,403,550
		$1,403,550
Insured-Special Tax Revenue — 24.6%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$621,453

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,900	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	$1,713,458
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	309,638
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	549,186
20,540	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	2,209,077
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	337,713
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	198,523
1,380	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	1,324,455
		$7,263,503
Insured-Transportation — 27.6%
$2,000	Metropolitan Transportation Authority, (FGIC), 5.25%, 11/15/31	$1,904,740
890	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/24	871,808
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	2,407,449
600	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33(2)	572,058
550	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/35	500,769
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	1,869,700
		$8,126,524
Insured-Water and Sewer — 8.7%
$2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	$2,564,842
		$2,564,842
Other Revenue — 5.1%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32	$1,510,290
		$1,510,290
Private Education — 6.3%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$952,110
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	894,490
		$1,846,600

Value
Total Tax-Exempt Investments — 172.3% (identified cost $57,517,797)	$50,752,815
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.0)%	$(13,250,000)
Other Assets, Less Liabilities — (27.3)%	$(8,044,057)
Net Assets Applicable to Common Shares — 100.0%	$29,458,758

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. In addition, 12.4% of the Fund's total investments at September 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 33.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 177.8%
Principal Amount (000's omitted)	Security	Value
General Obligations — 1.7%
$500	County of Franklin, 5.00%, 12/1/27(1)	$490,895
		$490,895
Hospital — 7.1%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$840,573
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	429,320
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	763,190
		$2,033,083
Insured-Electric Utilities — 21.2%
$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$666,694
1,000	Cleveland Public Power System, (MBIA), 0.00%, 11/15/38	162,200
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,476,440
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	611,310
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,605,200
1,775	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,522,204
		$6,044,048
Insured-Escrowed / Prerefunded — 1.9%
$500	Springboro Community School District, (MBIA), Prerefunded to 6/1/14, 5.00%, 12/1/32	$537,095
		$537,095
Insured-General Obligations — 49.3%
$1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30	$1,395,405
400	Bowling Green City School District, (FSA), 5.00%, 12/1/34	374,500
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	188,726
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	949,090
1,105	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	945,294
2,075	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,883,000

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	$967,100
1,500	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,397,145
430	Olentangy Local School District, (FSA), 4.50%, 12/1/32	367,534
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	452,530
540	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	439,830
2,400	Plain School District, (FGIC), 0.00%, 12/1/27	772,752
750	St. Mary's School District, (FSA), 5.00%, 12/1/35	695,385
500	Tecumseh School District, (FGIC), 4.75%, 12/1/31	440,460
2,000	Wapakoneta City School District, (FSA), 4.75%, 12/1/35	1,810,440
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	964,640
		$14,043,831
Insured-Hospital — 11.9%
$980	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	$789,596
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,261,290
440	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 0.708%, 2/1/29(2)(3)(5)	314,670
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,019,775
		$3,385,331
Insured-Lease Revenue / Certificates of Participation — 6.3%
$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$698,328
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	206,424
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	904,490
		$1,809,242
Insured-Pooled Loans — 2.8%
$850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(4)	$783,486
		$783,486
Insured-Public Education — 21.9%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$2,754,630
500	Ohio University, (FSA), 5.00%, 12/1/33	465,465

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Public Education (continued)
$1,170	Ohio University, (FSA), 5.25%, 12/1/23	$1,172,539
1,000	University of Akron, (FSA), 5.00%, 1/1/38	922,150
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	921,010
		$6,235,794
Insured-Sewer Revenue — 4.2%
$755	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$599,546
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	594,030
		$1,193,576
Insured-Special Tax Revenue — 21.8%
$4,315	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/22	$1,935,234
5,000	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	2,088,050
1,000	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	389,940
8,685	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	484,971
1,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	159,174
2,935	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	295,877
1,845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	174,002
750	Trumbull County, (FSA), 5.00%, 12/1/37	696,795
		$6,224,043
Insured-Transportation — 13.3%
$3,580	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$3,312,646
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	465,367
		$3,778,013
Pooled Loans — 8.3%
$1,450	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,280,452
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(4)	1,079,861
		$2,360,313
Private Education — 6.1%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$792,753
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	942,860
		$1,735,613

Value
Total Tax-Exempt Investments — 177.8% (identified cost $56,806,132)	$50,654,363
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (76.8)%	$(21,887,234)
Other Assets, Less Liabilities — (1.0)%	$(272,508)
Net Assets Applicable to Common Shares — 100.0%	$28,494,621

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 86.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 25.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $314,670 or 1.1% of the Fund's net assets applicable to common shares.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2008.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 178.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.3%
$750	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	$815,663
		$815,663
Hospital — 10.6%
$850	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$701,726
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	313,523
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,284,180
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	764,512
875	Philadelphia Hospitals and Higher Education Facilities Authority, (Children's Hospital), 4.50%, 7/1/37	702,013
		$3,765,954
Insured-Electric Utilities — 5.5%
$2,235	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$1,960,274
		$1,960,274
Insured-Escrowed / Prerefunded — 9.7%
$1,750	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27(1)	$1,866,620
270	Southcentral General Authority, (Wellspan Health), (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	269,274
1,230	Southcentral General Authority, (Wellspan Health), (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,312,656
		$3,448,550
Insured-General Obligations — 29.1%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,632,857
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	476,735
1,000	Central Greene School District, (FSA), 5.00%, 2/15/35	937,360
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	266,770
1,000	Hollidaysburg School District, (FSA), 4.75%, 3/15/30	901,050
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,242,803
1,500	Norwin School District, (FSA), 3.25%, 4/1/27	1,045,530
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	945,390
1,500	Reading School District, (FSA), 5.00%, 3/1/35	1,390,185

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Scranton School District, (FSA), 5.00%, 7/15/38	$924,320
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	535,602
		$10,298,602
Insured-Hospital — 6.7%
$1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(1)	$1,481,741
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	900,510
		$2,382,251
Insured-Lease Revenue / Certificates of Participation — 3.1%
$1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,086,817
		$1,086,817
Insured-Private Education — 21.4%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$921,730
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,098,961
1,735	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	1,591,967
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	1,514,337
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	460,505
		$7,587,500
Insured-Public Education — 14.9%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$490,060
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,296,704
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	843,500
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	475,280
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	353,152
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	814,879
		$5,273,575

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Sewer Revenue — 16.1%
$1,500	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/22	$1,465,965
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	828,670
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	650,093
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	563,532
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	780,972
1,500	University Area Joint Authority, (MBIA), 5.00%, 11/1/26	1,429,545
		$5,718,777
Insured-Special Tax Revenue — 17.1%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$3,865,889
25,410	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,418,895
1,775	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	190,901
3,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	354,851
2,220	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	209,368
		$6,039,904
Insured-Transportation — 19.2%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$1,903,080
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	908,270
2,075	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30(2)	2,027,441
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,954,543
		$6,793,334
Insured-Utilities — 7.4%
$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$2,619,630
		$2,619,630
Insured-Water and Sewer — 0.4%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$137,271
		$137,271
Insured-Water Revenue — 3.4%
$1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,200,560
		$1,200,560

Principal Amount (000's omitted)	Security	Value
Private Education — 7.4%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,636,790
		$2,636,790
Senior Living / Life Care — 1.2%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$168,200
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	240,486
		$408,686
Transportation — 2.7%
$1,010	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$940,330
		$940,330
Total Tax-Exempt Investments — 178.2% (identified cost $70,321,835)		$63,114,468
Short-Term Investments — 4.2%
Principal Amount (000's omitted)	Description	Value
$1,500	Harrisburg Authority, (Cumberland Valley School), (FSA), (SPA: Dexia Credit Local), Variable Rate, 8.11%, 3/1/34(3)	$1,500,000
		$1,500,000
Total Short-Term Investments — 4.2% (identified cost $1,500,000)		$1,500,000
Total Investments — 182.4% (identified cost $71,821,835)		$64,614,468
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (73.5)%		$(26,041,771)
Other Assets, Less Liabilities — (8.9)%		$(3,159,815)
Net Assets Applicable to Common Shares — 100.0%		$35,412,882

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 86.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 27.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2008.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 2008

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund
Assets
Investments —
Identified cost	$243,407,579	$83,317,575	$58,156,051
Unrealized depreciation	(29,436,042)	(10,098,293)	(6,020,096)
Investments, at value	$213,971,537	$73,219,282	$52,135,955
Cash	$—	$2,039,179	$389,569
Interest receivable	2,910,747	815,250	816,832
Receivable for investments sold	7,973,377	6,464,936	2,394,156
Receivable from transfer agent	20,785	—	—
Receivable for variation margin on open financial futures contracts	1,163,438	177,969	159,375
Receivable for open swap contracts	72,401	36,832	22,035
Deferred debt issuance costs	169,380	31,640	53,660
Total assets	$226,281,665	$82,785,088	$55,971,582
Liabilities
Payable for floating rate notes issued	$64,250,000	$13,155,000	$17,495,000
Payable for closed swap contracts	49,297	18,692	12,530
Due to custodian	7,058,751	—	—
Payable to affiliates:
Investment adviser fee	79,123	30,877	20,645
Interest expense and fees payable	298,024	43,421	102,020
Accrued expenses	141,233	66,928	67,627
Total liabilities	$71,876,428	$13,314,918	$17,697,822
Auction preferred shares at liquidation value plus cumulative unpaid dividends	44,757,550	25,751,803	9,102,243
Net assets applicable to common shares	$109,647,687	$43,718,367	$29,171,517
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$99,369	$38,640	$25,755
Additional paid-in capital	140,904,552	54,770,871	36,502,545
Accumulated net realized loss	(3,416,699)	(1,310,121)	(1,385,331)
Accumulated undistributed (distributions in excess of) net investment income	1,164,595	248,219	(2,243)
Net unrealized depreciation	(29,104,130)	(10,029,242)	(5,969,209)
Net assets applicable to common shares	$109,647,687	$43,718,367	$29,171,517
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,788	1,028	364
Common Shares Outstanding
	9,936,889	3,863,961	2,575,502
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$11.03	$11.31	$11.33

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2008

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Assets
Investments —
Identified cost	$38,732,071	$32,795,562	$63,241,570
Unrealized depreciation	(3,536,721)	(2,079,585)	(6,264,833)
Investments, at value	$35,195,350	$30,715,977	$56,976,737
Cash	$2,670,819	$1,325,282	$2,874,288
Interest receivable	470,269	471,733	594,831
Receivable for investments sold	699,205	—	—
Receivable from transfer agent	4,268	—	4,748
Receivable for variation margin on open financial futures contracts	—	53,125	—
Receivable for open swap contracts	17,143	8,954	24,987
Deferred debt issuance costs	7,840	—	8,820
Total assets	$39,064,894	$32,575,071	$60,484,411
Liabilities
Payable for floating rate notes issued	$4,060,000	$—	$8,246,000
Payable for investments purchased	—	—	1,016,271
Payable for closed swap contracts	8,627	7,395	12,530
Payable to affiliates:
Investment adviser fee	14,582	12,857	21,367
Interest expense and fees payable	24,170	—	52,849
Accrued expenses	49,894	47,401	55,122
Total liabilities	$4,157,273	$67,653	$9,404,139
Auction preferred shares at liquidation value plus cumulative unpaid dividends	13,596,809	13,500,000	20,304,728
Net assets applicable to common shares	$21,310,812	$19,007,418	$30,775,544
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$17,566	$15,118	$25,688
Additional paid-in capital	24,890,893	21,413,714	36,415,014
Accumulated net realized gain (loss)	(128,731)	(446,018)	318,681
Accumulated undistributed net investment income	50,662	83,742	256,007
Net unrealized depreciation	(3,519,578)	(2,059,138)	(6,239,846)
Net assets applicable to common shares	$21,310,812	$19,007,418	$30,775,544
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	543	540	812
Common Shares Outstanding
	1,756,566	1,511,845	2,568,849
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$12.13	$12.57	$11.98

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2008

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Assets
Investments —
Identified cost	$57,517,797	$56,806,132	$71,821,835
Unrealized depreciation	(6,764,982)	(6,151,769)	(7,207,367)
Investments, at value	$50,752,815	$50,654,363	$64,614,468
Cash	$2,471,266	$543,217	$1,258,925
Interest receivable	748,673	703,849	877,947
Receivable for investments sold	—	—	936,397
Receivable from transfer agent	—	5,699	3,131
Receivable for variation margin on open financial futures contracts	162,031	262,969	278,906
Receivable for open swap contracts	22,377	16,702	11,703
Deferred debt issuance costs	37,240	—	—
Total assets	$54,194,402	$52,186,799	$67,981,477
Liabilities
Payable for floating rate notes issued	$11,335,000	$1,705,000	$3,960,000
Payable for investments purchased	—	—	2,428,070
Payable for closed swap contracts	12,530	12,119	11,914
Payable to affiliates:
Investment adviser fee	20,668	20,055	34,290
Interest expense and fees payable	64,886	11,730	20,922
Accrued expenses	52,560	56,040	71,628
Total liabilities	$11,485,644	$1,804,944	$6,526,824
Auction preferred shares at liquidation value plus cumulative unpaid dividends	13,250,000	21,887,234	26,041,771
Net assets applicable to common shares	$29,458,758	$28,494,621	$35,412,882
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,560	$25,139	$29,444
Additional paid-in capital	36,216,411	35,624,767	41,731,540
Accumulated net realized gain (loss)	(396,522)	(1,130,738)	547,333
Accumulated undistributed net investment income	326,581	53,629	239,893
Net unrealized depreciation	(6,713,272)	(6,078,176)	(7,135,328)
Net assets applicable to common shares	$29,458,758	$28,494,621	$35,412,882
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	530	875	1,040
Common Shares Outstanding
	2,555,954	2,513,872	2,944,354
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$11.53	$11.33	$12.03

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2008

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund
Investment Income
Interest	$13,063,721	$4,659,339	$3,144,651
Total investment income	$13,063,721	$4,659,339	$3,144,651
Expenses
Investment adviser fee	$1,248,247	$480,133	$320,826
Trustees' fees and expenses	9,263	4,925	1,942
Custodian fee	128,022	44,731	50,322
Transfer and dividend disbursing agent fees	38,578	30,492	27,467
Legal and accounting services	62,015	47,853	197,001
Printing and postage	31,272	10,011	6,971
Interest expense and fees	1,299,805	226,456	278,691
Preferred shares service fee	198,710	81,494	49,453
Miscellaneous	43,783	49,343	34,591
Total expenses	$3,059,695	$975,438	$967,264
Deduct —
Allocation of expenses to affiliate	$246,273	$94,649	$63,328
Reduction of custodian fee	47,574	20,146	16,151
Total expense reductions	$293,847	$114,795	$79,479
Net expenses	$2,765,848	$860,643	$887,785
Net investment income	$10,297,873	$3,798,696	$2,256,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,211,588	$68,080	$(220,593)
Financial futures contracts	(2,150,106)	(385,855)	(253,767)
Swap contracts	(2,357,909)	(962,913)	(582,977)
Net realized loss	$(3,296,427)	$(1,280,688)	$(1,057,337)
Change in unrealized appreciation (depreciation) —
Investments	$(38,243,746)	$(12,578,226)	$(7,828,092)
Financial futures contracts	198,539	13,007	19,221
Swap contracts	33,563	12,601	8,497
Net change in unrealized appreciation (depreciation)	$(38,011,644)	$(12,552,618)	$(7,800,374)
Net realized and unrealized loss	$(41,308,071)	$(13,833,306)	$(8,857,711)
Distributions to preferred shareholders
From net investment income	$(1,667,740)	$(900,022)	$(665,172)
From net realized gain	(1,161,353)	(203,364)	—
Net decrease in net assets from operations	$(33,839,291)	$(11,137,996)	$(7,266,017)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2008

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Investment Income
Interest	$2,250,912	$1,918,341	$3,436,133
Total investment income	$2,250,912	$1,918,341	$3,436,133
Expenses
Investment adviser fee	$224,245	$195,103	$330,320
Trustees' fees and expenses	1,697	826	1,963
Custodian fee	32,894	30,905	43,074
Transfer and dividend disbursing agent fees	24,740	26,784	33,044
Legal and accounting services	41,538	43,743	51,875
Printing and postage	6,061	6,223	9,102
Interest expense and fees	179,720	117,971	435,894
Preferred shares service fee	37,711	33,823	55,291
Miscellaneous	30,869	29,262	37,521
Total expenses	$579,475	$484,640	$998,084
Deduct —
Allocation of expeses to affiliate	$44,153	$38,252	$65,095
Reduction of custodian fee	6,948	2,710	17,061
Total expense reductions	$51,101	$40,962	$82,156
Net expenses	$528,374	$443,678	$915,928
Net investment income	$1,722,538	$1,474,663	$2,520,205
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$636,237	$260,734	$1,145,676
Financial futures contracts	(30,173)	(54,838)	(50,288)
Swap contracts	(491,785)	(252,190)	(721,982)
Disposal of investment in violation of restrictions and net increase from payment by affiliate	—	0	—
Net realized gain (loss)	$114,279	$(46,294)	$373,406
Change in unrealized appreciation (depreciation) —
Investments	$(5,347,960)	$(3,887,732)	$(9,093,593)
Financial futures contracts	(6,911)	8,090	(11,518)
Swap contracts	5,817	5,110	8,444
Net change in unrealized appreciation (depreciation)	$(5,349,054)	$(3,874,532)	$(9,096,667)
Net realized and unrealized loss	$(5,234,775)	$(3,920,826)	$(8,723,261)
Distributions to preferred shareholders
From net investment income	$(507,893)	$(445,847)	$(504,278)
From net realized gain	—	—	(291,600)
Net decrease in net assets from operations	$(4,020,130)	$(2,892,010)	$(6,998,934)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2008

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Investment Income
Interest	$3,024,165	$2,948,313	$3,915,610
Total investment income	$3,024,165	$2,948,313	$3,915,610
Expenses
Investment adviser fee	$321,848	$312,729	$378,287
Trustees' fees and expenses	1,941	1,917	2,005
Custodian fee	43,734	40,691	45,892
Transfer and dividend disbursing agent fees	36,439	33,789	37,683
Legal and accounting services	41,671	48,399	58,328
Printing and postage	8,058	9,112	11,133
Interest expense and fees	166,105	102,516	440,189
Preferred shares service fee	53,908	54,804	65,001
Miscellaneous	35,404	31,941	32,340
Total expenses	$709,108	$635,898	$1,070,858
Deduct —
Allocation of expenses to affiliate	$63,447	$61,627	$74,487
Reduction of custodian fee	19,060	7,969	8,867
Total expense reductions	$82,507	$69,596	$83,354
Net expenses	$626,601	$566,302	$987,504
Net investment income	$2,397,564	$2,382,011	$2,928,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$519,360	$172,029	$876,255
Financial futures contracts	(262,636)	(575,299)	19,218
Swap contracts	(589,749)	(453,299)	(381,562)
Net realized gain (loss)	$(333,025)	$(856,569)	$513,911
Change in unrealized appreciation (depreciation) —
Investments	$(8,612,420)	$(8,370,853)	$(9,526,198)
Financial futures contracts	19,317	24,915	70,048
Swap contracts	8,483	8,293	(46,350)
Net change in unrealized appreciation (depreciation)	$(8,584,620)	$(8,337,645)	$(9,502,500)
Net realized and unrealized loss	$(8,917,645)	$(9,194,214)	$(8,988,589)
Distributions to preferred shareholders
From net investment income	$(606,399)	$(749,701)	$(694,287)
From net realized gain	(125,820)	—	(222,716)
Net decrease in net assets from operations	$(7,252,300)	$(7,561,904)	$(6,977,486)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund
From operations —
Net investment income	$10,297,873	$3,798,696	$2,256,866
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,296,427)	(1,280,688)	(1,057,337)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(38,011,644)	(12,552,618)	(7,800,374)
Distributions to preferred shareholders —
From net investment income	(1,667,740)	(900,022)	(665,172)
From net realized gain	(1,161,353)	(203,364)	—
Net decrease in net assets from operations	$(33,839,291)	$(11,137,996)	$(7,266,017)
Distributions to common shareholders —
From net investment income	$(7,415,109)	$(2,675,734)	$(1,648,331)
From net realized gain	(2,838,122)	(503,981)	—
Total distributions to common shareholders	$(10,253,231)	$(3,179,715)	$(1,648,331)
Capital share transactions Reinvestment of distributions to common shareholders	$128,062	$26,286	$—
Net increase in net assets from capital share transactions	$128,062	$26,286	$—
Net decrease in net assets	$(43,964,460)	$(14,291,425)	$(8,914,348)
Net Assets Applicable to Common Shares
At beginning of year	$153,612,147	$58,009,792	$38,085,865
At end of year	$109,647,687	$43,718,367	$29,171,517
Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$1,164,595	$248,219	$(2,243)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,722,538	$1,474,663	$2,520,205
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and disposal of investments in violation of restrictions and net increase from payment by affiliates	114,279	(46,294)	373,406
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,349,054)	(3,874,532)	(9,096,667)
Distributions to preferred shareholders —
From net investment income	(507,893)	(445,847)	(504,278)
From net realized gain	—	—	(291,600)
Net decrease in net assets from operations	$(4,020,130)	$(2,892,010)	$(6,998,934)
Distributions to common shareholders —
From net investment income	$(1,176,916)	$(1,012,419)	$(1,811,913)
From net realized gain	—	—	(724,973)
Total distributions to common shareholders	$(1,176,916)	$(1,012,419)	$(2,536,886)
Capital share transactions Reinvestment of distributions to common shareholders	$31,699	$—	$48,919
Net increase in net assets from capital share transactions	$31,699	$—	$48,919
Net decrease in net assets	$(5,165,347)	$(3,904,429)	$(9,486,901)
Net Assets Applicable to Common Shares
At beginning of year	$26,476,159	$22,911,847	$40,262,445
At end of year	$21,310,812	$19,007,418	$30,775,544
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$50,662	$83,742	$256,007

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,397,564	$2,382,011	$2,928,106
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(333,025)	(856,569)	513,911
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(8,584,620)	(8,337,645)	(9,502,500)
Distributions to preferred shareholders —
From net investment income	(606,399)	(749,701)	(694,287)
From net realized gain	(125,820)	—	(222,716)
Net decrease in net assets from operations	$(7,252,300)	$(7,561,904)	$(6,977,486)
Distributions to common shareholders —
From net investment income	$(1,785,552)	$(1,571,565)	$(2,040,898)
From net realized gain	(459,185)	—	(539,189)
Total distributions to common shareholders	$(2,244,737)	$(1,571,565)	$(2,580,087)
Capital share transactions Reinvestment of distributions to common shareholders	$8,866	$11,173	$15,455
Net increase in net assets from capital share transactions	$8,866	$11,173	$15,455
Net decrease in net assets	$(9,488,171)	$(9,122,296)	$(9,542,118)
Net Assets Applicable to Common Shares
At beginning of year	$38,946,929	$37,616,917	$44,955,000
At end of year	$29,458,758	$28,494,621	$35,412,882
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$326,581	$53,629	$239,893

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund
From operations —
Net investment income	$10,398,200	$3,787,436	$2,518,890
Net realized gain from investment transactions, financial futures contracts, swap contracts, and disposal of investments in violation of restrictions and net increase from payments to affiliates	3,268,176	1,478,049	158,502
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,067,317)	(2,630,581)	(1,228,867)
Distributions to preferred shareholders —
From net investment income	(3,009,366)	(1,088,414)	(797,008)
Net increase in net assets from operations	$3,589,693	$1,546,490	$651,517
Distributions to common shareholders —
From net investment income	$(7,466,114)	$(2,736,166)	$(1,694,472)
Total distributions to common shareholders	$(7,466,114)	$(2,736,166)	$(1,694,472)
Capital share transactions Reinvestment of distributions to common shareholders	$25,683	$—	$—
Net increase in net assets from capital share transactions	$25,683	$—	$—
Net decrease in net assets	$(3,850,738)	$(1,189,676)	$(1,042,955)
Net Assets Applicable to Common Shares
At beginning of year	$157,462,885	$59,199,468	$39,128,820
At end of year	$153,612,147	$58,009,792	$38,085,865
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$40,482	$40,236	$47,293

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,699,016	$1,489,658	$2,555,222
Net realized gain from investment transactions, financial futures contracts, swap contracts, and disposal of investments in violation of restrictions and net increase from payments to affiliates	122,669	154,136	1,166,389
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,064,726)	(621,430)	(1,549,597)
Distributions to preferred shareholders —
From net investment income	(514,151)	(435,251)	(732,552)
Net increase in net assets from operations	$242,808	$587,113	$1,439,462
Distributions to common shareholders —
From net investment income	$(1,203,685)	$(1,009,900)	$(1,820,869)
Total distributions to common shareholders	$(1,203,685)	$(1,009,900)	$(1,820,869)
Capital share transactions Reinvestment of distributions to common shareholders	$17,788	$—	$24,197
Net increase in net assets from capital share transactions	$17,788	$—	$24,197
Net decrease in net assets	$(943,089)	$(422,787)	$(357,210)
Net Assets Applicable to Common Shares
At beginning of year	$27,419,248	$23,334,634	$40,619,655
At end of year	$26,476,159	$22,911,847	$40,262,445
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$19,274	$72,841	$43,808

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,476,368	$2,428,283	$2,929,661
Net realized gain from investment transactions, financial futures contracts and swap contracts	313,563	187,769	710,389
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(960,870)	(1,107,087)	(1,298,960)
Distributions to preferred shareholders —
From net investment income	(534,850)	(756,723)	(856,964)
From net realized gain	(200,979)	—	—
Net increase in net assets from operations	$1,093,232	$752,242	$1,484,126
Distributions to common shareholders —
From net investment income	$(1,780,878)	$(1,669,755)	$(2,045,499)
From net realized gain	(634,133)	—	—
Total distributions to common shareholders	$(2,415,011)	$(1,669,755)	$(2,045,499)
Capital share transactions Reinvestment of distributions to common shareholders	$5,574	$2,860	$—
Net increase in net assets from capital share transactions	$5,574	$2,860	$—
Net decrease in net assets	$(1,316,205)	$(914,653)	$(561,373)
Net Assets Applicable to Common Shares
At beginning of year	$40,263,134	$38,531,570	$45,516,373
At end of year	$38,946,929	$37,616,917	$44,955,000
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$323,815	$13,950	$60,972

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended September 30, 2008

Cash Flows From Operating Activities	Insured Municipal Fund II	Insured Florida Plus Fund
Net decrease in net assets from operations	$(33,839,291)	$(7,266,017)
Distributions to preferred shareholders	2,829,093	665,172
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(31,010,198)	$(6,600,845)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(135,172,857)	(62,083,877)
Investments sold	164,836,352	66,445,950
Net accretion/amortization of premium (discount)	(2,112,248)	(430,623)
Decrease in interest receivable	507,409	281,567
Increase in receivable for investments sold	(7,973,377)	(2,394,156)
Increase in receivable for variation margin on open financial futures contracts	(1,163,438)	(159,375)
Increase in receivable for open swap contracts	(17,142)	(4,323)
Increase in receivable from transfer agent	(20,785)	—
Decrease in payable for when-issued securities	(512,200)	—
Decrease in payable for open swap contracts	(16,421)	(4,174)
Decrease in payable for closed swap contracts	(223,299)	(107,292)
Increase in payable to affiliate for investment adviser fee	439	829
Increase (decrease) in interest expense and fees payable	(241,759)	32,712
Increase in accrued expenses	44,617	10,537
Net change in unrealized (appreciation) depreciation from investments	38,243,746	7,828,092
Net realized (gain) loss from investments	(1,211,588)	220,593
Net cash provided by operating activities	$23,957,251	$3,035,615
Cash Flows From Financing Activities
Deferred debt issuance costs	$(169,380)	$(53,660)
Cash distributions paid to common shareholders, net of reinvestments	(10,125,169)	(1,648,331)
Distributions to preferred shareholders	(2,789,523)	(676,799)
Liquidation of auction preferred shares	(42,800,000)	(13,400,000)
Proceeds from secured borrowings	79,770,000	22,270,000
Repayment of secured borrowings	(55,090,000)	(9,160,000)
Increase in due to custodian	7,058,751	—
Net cash used in financing activities	$(24,145,321)	$(2,668,790)
Net increase (decrease) in cash	$(188,070)	$366,825
Cash at beginning of year	$188,070	$22,744
Cash at end of year	$—	$389,569
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$128,062	$—

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended September 30, 2008

Cash Flows From Operating Activities	Insured Massachusetts Fund	Insured New Jersey Fund
Net decrease in net assets from operations	$(4,020,130)	$(6,998,934)
Distributions to preferred shareholders	507,893	795,878
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(3,512,237)	$(6,203,056)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(5,158,523)	(31,399,447)
Investments sold	13,725,943	39,245,656
Net accretion/amortization of premium (discount)	(157,965)	(535,765)
Decrease in interest receivable	121,402	159,277
Decrease (increase) in receivable for investments sold	(699,205)	928,616
Increase in receivable for open swap contracts	(2,943)	(4,270)
Increase in receivable from transfer agent	(4,268)	(4,748)
Increase in payable for investments purchased	—	1,016,271
Decrease in payable for when-issued securities	(1,022,380)	(1,333,800)
Decrease in payable for open swap contracts	(2,874)	(4,174)
Decrease in payable for closed swap contracts	(94,720)	(137,248)
Increase in payable to affiliate for investment adviser fee	869	881
Decrease in interest expense and fees payable	(35,473)	(54,417)
Increase (decrease) in accrued expenses	(2,296)	5,173
Net change in unrealized (appreciation) depreciation from investments	5,347,960	9,093,593
Net realized gain from investments	(636,237)	(1,145,676)
Net cash provided by operating activities	$7,867,053	$9,626,866
Cash Flows From Financing Activities
Deferred debt issuance costs	$(7,840)	$(8,820)
Cash distributions paid to common shareholders, net of reinvestments	(1,145,217)	(2,487,967)
Distributions to preferred shareholders	(490,734)	(804,835)
Liquidation of auction preferred shares	(1,925,000)	(2,200,000)
Proceeds from secured borrowings	1,960,000	5,721,000
Repayment of secured borrowings	(4,665,000)	(7,055,000)
Net cash used in financing activities	$(6,273,791)	$(6,835,622)
Net increase in cash	$1,593,262	$2,791,244
Cash at beginning of year	$1,077,557	$83,044
Cash at end of year	$2,670,819	$2,874,288
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$31,699	$48,919

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Year Ended September 30,
	2008	2007		2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.470	$15.860		$15.310	$15.030	$14.790
Income (loss) from operations
Net investment income(1)	$1.037	$1.048		$1.058	$1.094	$1.162
Net realized and unrealized gain (loss)	(4.159)	(0.383)		0.605	0.359	0.334
Distributions to preferred shareholders
From net investment income	(0.168)	(0.303)		(0.265)	(0.169)	(0.080)
From net realized gain	(0.117)	—		—	— (2)	(0.017)
Total income (loss) from operations	$(3.407)	$0.362		$1.398	$1.284	$1.399
Less distributions to common shareholders
From net investment income	$(0.747)	$(0.752)		$(0.848)	$(1.001)	$(1.001)
From net realized gain	(0.286)	—		—	(0.003)	(0.158)
Total distributions to common shareholders	$(1.033)	$(0.752)		$(0.848)	$(1.004)	$(1.159)
Net asset value — End of year (Common shares)	$11.030	$15.470		$15.860	$15.310	$15.030
Market value — End of year (Common shares)	$11.650	$14.550		$15.310	$16.170	$14.820
Total Investment Return on Net Asset Value(3)	(23.08)%	2.43	%(4)	9.56%	8.77%	10.00%
Total Investment Return on Market Value(3)	(13.61)%	(0.20	)%(4)	0.13%	16.51%	14.59%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$109,648	$153,612		$157,463	$151,937	$149,057
Ratios (As a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.09%	1.00	%(6)	1.02%	1.03%	1.00%
Interest and fee expense(7)	0.93%	0.99%		0.91%	0.62%	0.36%
Total expenses before custodian fee reduction	2.02%	1.99	%(6)	1.93%	1.65%	1.36%
Expenses after custodian fee reduction excluding interest and fees	1.05%	0.99	%(6)	1.01%	1.02%	1.00%
Net investment income	7.40%	6.62%		6.87%	7.11%	7.92%
Portfolio Turnover	54%	31%		26%	10%	28%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.69%	0.64	%(6)	0.65%	0.65%	0.63%
Interest and fee expense(7)	0.60%	0.64%		0.58%	0.40%	0.23%
Total expenses before custodian fee reduction	1.29%	1.28	%(6)	1.23%	1.05%	0.86%
Expenses after custodian fee reduction excluding interest and fees	0.67%	0.63	%(6)	0.64%	0.65%	0.62%
Net investment income	4.73%	4.25%		4.37%	4.52%	4.94%
Senior Securities:
Total preferred shares outstanding	1,788	3,500		3,500	3,500	3,500
Asset coverage per preferred share(8)	$86,356	$68,894		$69,992	$68,411	$67,599
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Equal to less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)  During the year ended September 30, 2007, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.020	$15.330	$14.810	$14.510	$14.560
Income (loss) from operations
Net investment income(1)	$0.983	$0.981	$0.989	$1.008	$1.060
Net realized and unrealized gain (loss)	(3.583)	(0.301)	0.547	0.360	(0.022)
Distributions to preferred shareholders
From net investment income	(0.233)	(0.282)	(0.243)	(0.145)	(0.076)
From net realized gain	(0.053)	—	—	—	(0.004)
Total income (loss) from operations	$(2.886)	$0.398	$1.293	$1.223	$0.958
Less distributions to common shareholders
From net investment income	$(0.693)	$(0.708)	$(0.773)	$(0.923)	$(0.948)
From net realized gain	(0.131)	—	—	—	(0.060)
Total distributions to common shareholders	$(0.824)	$(0.708)	$(0.773)	$(0.923)	$(1.008)
Net asset value — End of year (Common shares)	$11.310	$15.020	$15.330	$14.810	$14.510
Market value — End of year (Common shares)	$10.250	$14.250	$14.635	$14.770	$14.580
Total Investment Return on Net Asset Value(2)	(19.81)%	2.75%	9.15%	8.65%	6.84%
Total Investment Return on Market Value(2)	(23.40)%	2.11%	4.49%	7.84%	13.27%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$43,718	$58,010		$59,199	$57,187	$55,955
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.23%	1.11	%(4)	1.13%	1.10%	1.09%
Interest and fee expense(5)	0.42%	0.50%		0.48%	0.31%	0.15%
Total expenses before custodian fee reduction	1.65%	1.61	%(4)	1.61%	1.41%	1.24%
Expenses after custodian fee reduction excluding interest and fees	1.19%	1.09	%(4)	1.11%	1.06%	1.08%
Net investment income	7.11%	6.42%		6.66%	6.81%	7.27%
Portfolio Turnover	22%	37%		13%	13%	11%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.76%	0.71	%(4)	0.71%	0.69%	0.68%
Interest and fee expense(5)	0.26%	0.32%		0.30%	0.20%	0.09%
Total expenses before custodian fee reduction	1.02%	1.03	%(4)	1.01%	0.89%	0.77%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.69	%(4)	0.70%	0.67%	0.67%
Net investment income	4.42%	4.09%		4.19%	4.28%	4.54%
Senior Securities:
Total preferred shares outstanding	1,028	1,350		1,350	1,350	1,350
Asset coverage per preferred share(6)	$67,578	$67,980		$68,858	$67,364	$66,455
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Plus Fund
	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$14.790	$15.190	$14.870	$14.520	$14.550
Income (loss) from operations
Net investment income(1)	$0.876	$0.978	$0.981	$1.018	$1.062
Net realized and unrealized gain (loss)	(3.438)	(0.411)	0.348	0.399	0.002 (2)
Distributions to preferred shareholders
From net investment income	(0.258)	(0.309)	(0.266)	(0.159)	(0.077)
From net realized gain	—	—	—	—	(0.007)
Total income (loss) from operations	$(2.820)	$0.258	$1.063	$1.258	$0.980
Less distributions to common shareholders
From net investment income	$(0.640)	$(0.658)	$(0.743)	$(0.908)	$(0.930)
From net realized gain	—	—	—	—	(0.080)
Total distributions to common shareholders	$(0.640)	$(0.658)	$(0.743)	$(0.908)	$(1.010)
Net asset value — End of year (Common shares)	$11.330	$14.790	$15.190	$14.870	$14.520
Market value — End of year (Common shares)	$10.100	$13.550	$14.410	$14.980	$14.750
Total Investment Return on Net Asset Value(3)	(19.38)%	2.00%	7.64%	8.85%	7.12%
Total Investment Return on Market Value(3)	(21.55)%	(1.48)%	1.37%	7.94%	12.29%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Plus Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$29,172	$38,086		$39,129	$38,269	$37,211
Ratios (As a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.74%	1.17	%(5)	1.20%	1.17%	1.14%
Interest and fee expense(6)	0.78%	0.48%		0.47%	0.29%	0.18%
Total expenses before custodian fee reduction	2.52%	1.65	%(5)	1.67%	1.46%	1.32%
Expenses after custodian fee reduction excluding interest and fees	1.70%	1.16	%(5)	1.19%	1.16%	1.14%
Net investment income	6.29%	6.48%		6.63%	6.84%	7.30%
Portfolio Turnover	102%	32%		16%	13%	17%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.13%	0.74	%(5)	0.76%	0.74%	0.71%
Interest and fee expense(6)	0.50%	0.30%		0.29%	0.18%	0.11%
Total expenses before custodian fee reduction	1.63%	1.04	%(5)	1.05%	0.92%	0.82%
Expenses after custodian fee reduction excluding interest and fees	1.10%	0.73	%(5)	0.75%	0.73%	0.71%
Net investment income	4.08%	4.10%		4.17%	4.30%	4.55%
Senior Securities:
Total preferred shares outstanding	364	900		900	900	900
Asset coverage per preferred share(7)	$105,148	$67,333		$68,489	$67,528	$66,348
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of reinvested shares of the Fund and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.090	$15.640		$15.100	$14.870	$14.670
Income (loss) from operations
Net investment income(1)	$0.981	$0.969		$0.983	$1.031	$1.109
Net realized and unrealized gain (loss)	(2.981)	(0.540)		0.613	0.290	0.350
Distributions to preferred shareholders
From net investment income	(0.289)	(0.293)		(0.256)	(0.143)	(0.069)
From net realized gain	—	—		—	—	(0.017)
Total income (loss) from operations	$(2.289)	$0.136		$1.340	$1.178	$1.373
Less distributions to common shareholders
From net investment income	$(0.671)	$(0.686)		$(0.800)	$(0.948)	$(0.948)
From net realized gain	—	—		—	—	(0.225)
Total distributions to common shareholders	$(0.671)	$(0.686)		$(0.800)	$(0.948)	$(1.173)
Net asset value — End of year (Common shares)	$12.130	$15.090		$15.640	$15.100	$14.870
Market value — End of year (Common shares)	$13.780	$14.820		$16.090	$17.350	$15.570
Total Investment Return on Net Asset Value(2)	(15.70)%	0.88	%(3)	9.14%	7.74%	9.74%
Total Investment Return on Market Value(2)	(2.46)%	(3.72	)%(3)	(2.28)%	18.23%	16.66%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$21,311	$26,476		$27,419	$26,441	$25,982
Ratios (As a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.41%	1.25	%(5)	1.29%	1.25%	1.24%
Interest and fee expense(6)	0.71%	0.98%		1.54%	1.26%	0.79%
Total expenses before custodian fee reduction	2.12%	2.23	%(5)	2.83%	2.51%	2.03%
Expenses after custodian fee reduction excluding interest and fees	1.38%	1.25	%(5)	1.26%	1.24%	1.24%
Net investment income	6.83%	6.27%		6.50%	6.79%	7.58%
Portfolio Turnover	12%	15%		15%	11%	33%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.88%	0.81	%(5)	0.81%	0.79%	0.77%
Interest and fee expense(6)	0.45%	0.62%		0.97%	0.80%	0.49%
Total expenses before custodian fee reduction	1.33%	1.43	%(5)	1.78%	1.59%	1.26%
Expenses after custodian fee reduction excluding interest and fees	0.87%	0.80	%(5)	0.80%	0.78%	0.77%
Net investment income	4.27%	3.99%		4.10%	4.29%	4.72%
Senior Securities:
Total preferred shares outstanding	543	620		620	620	620
Asset coverage per preferred share(7)	$64,287	$67,711		$69,229	$67,649	$66,907
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $  0.01 per share and had no effect on total return.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Year Ended September 30,
	2008		2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.150		$15.430	$15.000	$14.840	$14.520
Income (loss) from operations
Net investment income(1)	$0.975		$0.985	$0.991	$1.039	$1.105
Net realized and unrealized gain (loss)	(2.590)		(0.309)	0.462	0.233	0.252
Distributions to preferred shareholders
From net investment income	(0.295)		(0.288)	(0.252)	(0.164)	(0.089)
Total income (loss) from operations	$(1.910)		$0.388	$1.201	$1.108	$1.268
Less distributions to common shareholders
From net investment income	$(0.670)		$(0.668)	$(0.771)	$(0.948)	$(0.948)
Total distributions to common shareholders	$(0.670)		$(0.668)	$(0.771)	$(0.948)	$(0.948)
Net asset value — End of year (Common shares)	$12.570		$15.150	$15.430	$15.000	$14.840
Market value — End of year (Common shares)	$10.400		$14.030	$14.190	$16.200	$15.490
Total Investment Return on Net Asset Value(2)	(12.66	)%(3)	2.81%	8.44%	7.52%	8.96%
Total Investment Return on Market Value(2)	(21.97	)%(3)	3.53%	(7.67)%	11.26%	14.60%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$19,007	$22,912		$23,335	$22,670	$22,396
Ratios (As a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.49%	1.29	%(5)	1.32%	1.28%	1.28%
Interest and fee expense(6)	0.54%	0.98%		0.90%	0.60%	0.33%
Expenses before custodian fee reduction	2.03%	2.27	%(5)	2.22%	1.88%	1.61%
Expenses after custodian fee reduction	1.48%	1.27	%(5)	1.30%	1.27%	1.27%
Net investment income	6.72%	6.43%		6.62%	6.88%	7.56%
Portfolio Turnover	11%	6%		6%	5%	7%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.93%	0.81	%(5)	0.83%	0.81%	0.79%
Interest and fee expense(6)	0.33%	0.62%		0.56%	0.38%	0.21%
Expenses before custodian fee reduction	1.26%	1.43	%(5)	1.39%	1.19%	1.00%
Expenses after custodian fee reduction	0.92%	0.80	%(5)	0.82%	0.80%	0.78%
Net investment income	4.16%	4.06%		4.15%	4.32%	4.69%
Senior Securities:
Total preferred shares outstanding	540	540		540	540	540
Asset coverage per preferred share(7)	$60,199	$67,442		$68,222	$66,986	$66,475
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  During the year ended September 30, 2008, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.690	$15.840	$15.240	$14.990	$14.760
Income (loss) from operations
Net investment income(1)	$0.982	$0.996	$1.002	$1.039	$1.117
Net realized and unrealized gain (loss)	(3.393)	(0.150)	0.671	0.330	0.361
Distributions to preferred shareholders
From net investment income	(0.196)	(0.286)	(0.253)	(0.159)	(0.067)
From net realized gain	(0.114)	—	—	—	(0.015)
Total income (loss) from operations	$(2.721)	$0.560	$1.420	$1.210	$1.396
Less distributions to common shareholders
From net investment income	$(0.706)	$(0.710)	$(0.820)	$(0.960)	$(0.960)
From net realized gain	(0.283)	—	—	—	(0.206)
Total distributions to common shareholders	$(0.989)	$(0.710)	$(0.820)	$(0.960)	$(1.166)
Net asset value — End of year (Common shares)	$11.980	$15.690	$15.840	$15.240	$14.990
Market value — End of year (Common shares)	$11.880	$14.790	$16.400	$16.240	$15.490
Total Investment Return on Net Asset Value(2)	(18.15)%	3.64%	9.65%	8.18%	9.83%
Total Investment Return on Market Value(2)	(13.88)%	(5.66)%	6.53%	11.56%	15.37%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$30,776	$40,262		$40,620	$39,032	$38,326
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.33%	1.14	%(4)	1.19%	1.15%	1.13%
Interest and fee expense(5)	1.16%	0.92%		0.86%	0.59%	0.31%
Total expenses before custodian fee reduction	2.49%	2.06	%(4)	2.05%	1.74%	1.44%
Expenses after custodian fee reduction excluding interest and fees	1.28%	1.11	%(4)	1.16%	1.14%	1.13%
Net investment income	6.72%	6.29%		6.59%	6.78%	7.54%
Portfolio Turnover	48%	27%		22%	15%	19%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.84%	0.73	%(4)	0.75%	0.73%	0.71%
Interest and fee expense(5)	0.73%	0.59%		0.55%	0.38%	0.20%
Total expenses before custodian fee reduction	1.57%	1.32	%(4)	1.30%	1.11%	0.91%
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.72	%(4)	0.73%	0.72%	0.71%
Net investment income	4.24%	4.05%		4.18%	4.31%	4.73%
Senior Securities:
Total preferred shares outstanding	812	900		900	900	900
Asset coverage per preferred share(6)	$62,907	$69,751		$70,144	$68,375	$67,588
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.240	$15.760	$15.300	$14.910	$14.870
Income (loss) from operations
Net investment income(1)	$0.938	$0.969	$0.990	$1.008	$1.080
Net realized and unrealized gain (loss)	(3.483)	(0.256)	0.542	0.462	0.223
Distributions to preferred shareholders
From net investment income	(0.237)	(0.209)	(0.240)	(0.148)	(0.063)
From net realized gain	(0.049)	(0.079)	(0.015)	—	(0.016)
Total income (loss) from operations	$(2.831)	$0.425	$1.277	$1.322	$1.224
Less distributions to common shareholders
From net investment income	$(0.699)	$(0.697)	$(0.732)	$(0.932)	$(0.963)
From net realized gain	(0.180)	(0.248)	(0.085)	—	(0.221)
Total distributions to common shareholders	$(0.879)	$(0.945)	$(0.817)	$(0.932)	$(1.184)
Net asset value — End of year (Common shares)	$11.530	$15.240	$15.760	$15.300	$14.910
Market value — End of year (Common shares)	$10.580	$14.440	$14.420	$14.570	$14.460
Total Investment Return on Net Asset Value(2)	(19.25)%	3.00%	9.02%	9.17%	8.75	%(3)
Total Investment Return on Market Value(2)	(21.80)%	6.66%	4.75%	7.19%	14.39	%(3)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$29,459	$38,947		$40,263	$39,101	$38,089
Ratios (As a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.33%	1.16	%(5)	1.14%	1.21%	1.14%
Interest and fee expense(6)	0.46%	0.46%		0.42%	0.28%	0.16%
Total expenses before custodian fee reduction	1.79%	1.62	%(5)	1.56%	1.49%	1.30%
Expenses after custodian fee reduction excluding interest and fees	1.28%	1.14	%(5)	1.11%	1.19%	1.13%
Net investment income	6.67%	6.24%		6.48%	6.60%	7.31%
Portfolio Turnover	44%	38%		26%	29%	26%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.83%	0.74	%(5)	0.72%	0.77%	0.71%
Interest and fee expense(6)	0.29%	0.29%		0.27%	0.18%	0.10%
Total expenses before custodian fee reduction	1.12%	1.03	%(5)	0.99%	0.95%	0.81%
Expenses after custodian fee reduction excluding interest and fees	0.80%	0.73	%(5)	0.71%	0.76%	0.71%
Net investment income	4.17%	3.98%		4.11%	4.18%	4.58%
Senior Securities:
Total preferred shares outstanding	530	900		900	900	900
Asset coverage per preferred share(7)	$80,583	$68,285		$69,746	$68,450	$67,323
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $  0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$14.970	$15.330	$14.830	$14.640	$14.620
Income (Loss) from Operations
Net investment income(1)	$0.948	$0.966	$0.978	$1.006	$1.054
Net realized and unrealized gain (loss)	(3.665)	(0.361)	0.497	0.219	0.018
Distributions to preferred shareholders
From net investment income	(0.298)	(0.301)	(0.263)	(0.173)	(0.086)
From net realized gain	—	—	—	—	(0.003)
Total income (loss) from operations	$(3.015)	$0.304	$1.212	$1.052	$0.983
Less Distributions to Common Shareholders
From net investment income	$(0.625)	$(0.664)	$(0.712)	$(0.862)	$(0.930)
From net realized gain	—	—	—	—	(0.033)
Total distributions to common shareholders	$(0.625)	$(0.664)	$(0.712)	$(0.862)	$(0.963)
Net asset value — End of year (Common shares)	$11.330	$14.970	$15.330	$14.830	$14.640
Market value — End of year (Common shares)	$11.250	$13.710	$14.600	$14.510	$15.200
Total Investment Return on Net Asset Value(2)	(20.51)%	2.17%	8.58%	7.29%	6.94%
Total Investment Return on Market Value(2)	(13.81)%	(1.75)%	5.69%	1.11%	12.49%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$28,495	$37,617		$38,532	$37,255	$36,746
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.35%	1.16	%(4)	1.19%	1.18%	1.17%
Interest and fee expense(5)	0.29%	0.53%		0.41%	0.25%	0.13%
Total expenses before custodian fee reduction	1.64%	1.69	%(4)	1.60%	1.43%	1.30%
Expenses after custodian fee reduction excluding interest and fees	1.33%	1.14	%(4)	1.16%	1.16%	1.16%
Net investment income	6.82%	6.33%		6.56%	6.76%	7.30%
Portfolio Turnover	22%	30%		16%	8%	23%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.83%	0.74	%(4)	0.75%	0.74%	0.73%
Interest and fee expense(5)	0.18%	0.34%		0.26%	0.16%	0.08%
Total expenses before custodian fee reduction	1.01%	1.08	%(4)	1.01%	0.90%	0.81%
Expenses after custodian fee reduction excluding interest and fees	0.82%	0.72	%(4)	0.73%	0.73%	0.72%
Net investment income	4.19%	4.03%		4.14%	4.26%	4.55%
Senior Securities:
Total preferred shares outstanding	875	875		875	875	875
Asset coverage per preferred share(6)	$57,579	$67,991		$69,036	$67,586	$66,999
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Year Ended September 30,
	2008	2007	2006	2005	2004
Net asset value — Beginning of year (Common shares)	$15.270	$15.470	$14.930	$14.410	$14.580
Income (Loss) from Operations
Net investment income(1)	$0.995	$0.995	$0.994	$1.019	$1.068
Net realized and unrealized gain (loss)	(3.047)	(0.209)	0.559	0.587	(0.066)
Distributions to preferred shareholders
From net investment income	(0.236)	(0.291)	(0.266)	(0.173)	(0.083)
From net realized gain	(0.076)	—	—	—	(0.011)
Total income (loss) from operations	$(2.364)	$0.495	$1.287	$1.433	$0.908
Less Distributions to Common Shareholders
From net investment income	$(0.693)	$(0.695)	$(0.747)	$(0.913)	$(0.938)
From net realized gain	(0.183)	—	—	—	(0.140)
Total distributions to common shareholders	$(0.876)	$(0.695)	$(0.747)	$(0.913)	$(1.078)
Net asset value — End of year (Common shares)	$12.030	$15.270	$15.470	$14.930	$14.410
Market value — End of year (Common shares)	$13.400	$14.150	$15.020	$15.540	$14.980
Total Investment Return on Net Asset Value(2)	(16.07)%	3.44%	9.00%	10.01%	6.43%
Total Investment Return on Market Value(2)	0.88%	(1.28)%	1.68%	10.15%	12.57%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Year Ended September 30,
	2008	2007		2006	2005	2004
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$35,413	$44,955		$45,516	$43,920	$42,352
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.30%	1.15	%(4)	1.18%	1.16%	1.12%
Interest and fee expense(5)	1.03%	0.83%		0.78%	0.41%	0.25%
Total expenses before custodian fee reduction	2.33%	1.98	%(4)	1.96%	1.57%	1.37%
Expenses after custodian fee reduction excluding interest and fees	1.28%	1.12	%(4)	1.15%	1.15%	1.11%
Net investment income	6.86%	6.45%		6.64%	6.91%	7.37%
Portfolio Turnover	28%	24%		22%	19%	15%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.81%	0.73	%(4)	0.74%	0.73%	0.69%
Interest and fee expense(5)	0.64%	0.53%		0.49%	0.26%	0.15%
Total expenses before custodian fee reduction	1.45%	1.26	%(4)	1.23%	0.99%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.80%	0.71	%(4)	0.72%	0.72%	0.69%
Net investment income	4.26%	4.10%		4.17%	4.32%	4.58%
Senior Securities:
Total preferred shares outstanding	1,040	1,040		1,040	1,040	1,040
Asset coverage per preferred share(6)	$59,091	$68,233		$68,770	$67,232	$65,723
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Plus Municipal Bond Fund (formerly, Eaton Vance Insured Florida Municipal Bond Fund) (Insured Florida Plus Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund) and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state, as applicable.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Insured Municipal II	$658,427	September 30, 2016

Insured California II	52,500	September 30, 2016

Insured Florida Plus	314,751 31,250	September 30, 2013 September 30, 2016

Insured Massachusetts	179,329	September 30, 2013

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Amount	Expiration Date
Insured Michigan	$399,841	September 30, 2013
	1,883	September 30, 2016
Insured New York II	41,818	September 30, 2016

Insured Ohio 321,978 September 30, 2013	83,319	September 30, 2016

During the year ended September 30, 2008, capital loss carryforwards of $68,630 were utilized to offset net realized gains by the Insured Massachusetts Fund.

Additionally, at September 30, 2008, the Insured Municipal Fund II, Insured California Fund II, Insured Florida Plus Fund, Insured Michigan Fund, Insured New York Fund II and Insured Ohio Fund had net capital losses of $2,429,590, $1,393,815, $1,018,249, $35,944, $228,414 and $789,562, respectively, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds' taxable year ending September 30, 2009.

As of September 30, 2008, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund, and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity date of the related trust. At September 30, 2008, the amounts of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Insured Municipal II	$64,250,000	4.45% - 7.07%	$71,897,237
Insured California II	13,155,000	4.22% - 7.07%	15,598,251
Insured Florida Plus	17,495,000	4.75% - 6.98%	18,498,486
Insured Massachusetts	4,060,000	4.75% - 6.92%	4,878,587
Insured New Jersey	8,246,000	4.97% - 7.08%	10,323,479
Insured New York II	11,335,000	4.07% - 7.08%	11,879,686
Insured Ohio	1,705,000	6.06% - 6.92%	2,328,714
Insured Pennsylvania	3,960,000	6.06% - 6.31%	5,302,904

The Funds' exposure under shortfall and forbearance agreements that were entered into as of September 30, 2008 was approximately $1,561,000, $281,000, $515,000, $26,000, $71,000 and $342,000 for Insured Municipal Fund II, Insured California Fund II , Insured Florida Plus Fund, Insured Massachusetts Fund, Insured New Jersey Fund and Insured New York Fund II, respectively, and none for Insured Michigan Fund, Insured Ohio Fund and Insured Pennsylvania Fund.

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds' Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds' restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

J  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) "AA" Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

During the year ended September 30, 2008, certain Funds made a partial redemption of their APS at a liquidation price of $25,000 per share. The replacement financing was provided through the creation of TOB trusts, whereby a Fund transferred highly rated bonds held in its portfolio to an SPV (see Note 1H) and used the proceeds from the sale of the Floating Rate Notes to replace the APS. Such Floating Rate Notes have a liquidity backstop financing facility provided by a major financial institution. The number of APS redeemed and redemption amount (excluding the final dividend payment) during the year ended September 30, 2008 and the number of APS issued and outstanding as of September 30, 2008 were as follows:

Fund	APS Redeemed During the Period	Redemption Amount	APS Issued and Outstanding
Insured Municipal II
Series A	856	$21,400,000	894
Series B	856	21,400,000	894
Insured California II	322	8,050,000	1,028
Insured Florida Plus	536	13,400,000	364
Insured Massachusetts	77	1,925,000	543
Insured Michigan	—	—	540
Insured New Jersey	88	2,200,000	812
Insured New York II	370	9,250,000	530
Insured Ohio	—	—	875
Insured Pennsylvania	—	—	1,040

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds' By-Laws and the 1940 Act. Each Fund pays an annual fee equivalent to 0.25% of the liquidation value of the APS to broker-dealers as a service fee.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

payable at the end of each dividend period. The dividend rates for APS at September 30, 2008, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

Fund	APS Dividend Rates at September 30, 2008	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Insured Municipal II
Series A	12.26%	$1,408,763	3.77%	2.00 - 12.26
Series B	10.21	1,420,330	3.61	2.10 - 10.21
Insured California II	12.26	1,103,386	3.39	2.00 - 12.26
Insured Florida Plus	11.35	665,172	3.43	1.85 - 11.35
Insured Massachusetts	7.16	507,893	3.37	1.99 - 11.73
Insured Michigan	12.57	445,847	3.29	1.24 - 12.57
Insured New Jersey	8.50	795,878	3.62	1.00 - 11.35
Insured New York II	12.57	732,219	3.41	2.54 - 12.57
Insured Ohio	10.21	749,701	3.43	2.48 - 10.21
Insured Pennsylvania	11.73	917,003	3.53	1.00 - 11.73

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds' APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2008.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended September 30, 2008 and September 30, 2007 was as follows:

Year Ended September 30, 2008	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund	Insured Massachusetts Fund	Insured Michigan Fund
Distributions declared from:
Tax-exempt income	$9,080,464	$3,574,712	$2,300,996	$1,684,809	$1,458,266
Ordinary income	$2,407	$1,272	$12,507	$—	$—
Long-term capital gains	$3,999,453	$707,117	$—	$—	$—
Year Ended September 30, 2008	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Distributions declared from:
Tax-exempt income	$2,315,970	$2,393,749	$2,321,266	$2,735,185
Ordinary income	$221	$—	$—	$—
Long-term capital gains	$1,016,573	$583,207	$—	$761,905
Year Ended September 30, 2007	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund	Insured Massachusetts Fund	Insured Michigan Fund
Distributions declared from:
Tax-exempt income	$10,474,981	$3,824,580	$2,491,480	$1,717,836	$1,445,151
Ordinary income	$499	$—	$—	$—	$—
Year Ended September 30, 2007	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Distributions declared from:
Tax-exempt income	$2,553,421	$2,315,728	$2,426,478	$2,902,463
Long term capital gains	$—	$775,353	$—	$—
Short term capital gains	$—	$59,759	$—	$—

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

During the year ended September 30, 2008, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount and the tax treatment of distributions in excess of net tax-exempt income.

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund	Insured Massachusetts Fund	Insured Michigan Fund
Increase (decrease):
Paid-in capital	$—	$—	$(12,507)	$—	$—
Accumulated net realized gain (loss)	$90,911	$14,957	$5,406	$6,341	$5,496
Accumulated undistributed net investment income	$(90,911)	$(14,957)	$7,101	$(6,341)	$(5,496)
	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Increase (decrease):
Paid-in capital	$243	$—	$—	$—
Accumulated net realized gain (loss)	$(8,428)	$2,847	$21,066	$14,000
Accumulated undistributed net investment income	$8,185	$(2,847)	$(21,066)	$(14,000)

These reclassifications had no effect on the net assets or net value per share of the Funds.

As of September 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Plus Fund	Insured Massachusetts Fund	Insured Michigan Fund
Undistributed income	$1,222,145	$300,022	$—	$72,471	$83,742
Capital loss carryforward and post October losses	$(3,088,017)	$(1,446,315)	$(1,364,250)	$(179,329)	$(437,668)
Net unrealized depreciation	$(29,432,812)	$(9,893,048)	$(5,990,290)	$(3,468,980)	$(2,067,488)
Other temporary differences	$(57,550)	$(51,803)	$(2,243)	$(21,809)	$—
	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Undistributed income	$260,734	$326,581	$65,863	$309,385
Undistributed long-term capital gains	$305,428	$—	$—	$481,093
Capital loss carryforward and post October losses	$—	$(270,232)	$(1,194,859)	$—
Net unrealized depreciation	$(6,226,592)	$(6,839,562)	$(6,014,055)	$(7,096,809)
Other temporary differences	$(4,728)	$—	$(12,234)	$(41,771)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, swap contracts, accretion of market discount and inverse floaters.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund's average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtness for money borrowed, including debt securities issued by a Fund and the amount of any outstanding APS issued by the Fund.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund's APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Funds for fees and other expenses at an annual rate of 0.15% of average weekly gross assets of each Fund during the first five full years of its operations, 0.10% of a Fund's average weekly gross assets in year six, and 0.05% in year seven. The Funds concluded their first five full years of operations on November 29, 2007. For the year ended September 30, 2008, the investment adviser fee and expenses contractually reduced by EVM were as follows:

Fund	Investment Adviser Fee	Expenses Reduced by EVM
Insured Municipal II	$1,248,247	$246,273
Insured California II	480,133	94,649
Insured Florida Plus	320,826	63,328
Insured Massachusetts	224,245	44,153
Insured Michigan	195,103	38,252
Insured New Jersey	330,320	65,095
Insured New York II	321,848	63,447
Insured Ohio	312,729	61,627
Insured Pennsylvania	378,287	74,487

Except for Trustees of the Funds who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

During the year ended September 30, 2008, the Insured Michigan Fund realized a loss of $2,557 due to the sale of an investment security not meeting investment guidelines, and was reimbursed for such loss by EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2008 were as follows:

Fund	Purchases	Sales
Insured Municipal II	$135,172,857	$164,836,352
Insured California II	19,656,979	32,602,358
Insured Florida Plus	62,083,877	66,445,950
Insured Massachusetts	5,158,523	13,725,943
Insured Michigan	4,228,510	12,024,023
Insured New Jersey	31,399,447	39,245,656
Insured New York II	26,322,957	33,413,343
Insured Ohio	13,010,693	18,376,308
Insured Pennsylvania	20,693,758	26,372,745

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds' dividend reinvestment plan for the years ended September 30, 2008 and September 30, 2007 were as follows:

	Year Ended September 30,
Fund	2008	2007
Insured Municipal II	9,912	1,599
Insured California II	2,036	—
Insured Florida Plus	—	—
Insured Massachusetts	2,256	1,147
Insured Michigan	—	—
Insured New Jersey	3,482	1,531
Insured New York II	667	359
Insured Ohio	959	186
Insured Pennsylvania	1,182	—

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Insured Municipal Fund II
Aggregate cost	$186,111,751
Gross unrealized appreciation	$63,947
Gross unrealized depreciation	(29,569,160)
Net unrealized depreciation	$(29,505,213)

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Insured California Fund II
Aggregate cost	$72,659,162
Gross unrealized appreciation	$182,417
Gross unrealized depreciation	(10,112,297)
Net unrealized depreciation	$(9,929,880)
Insured Florida Plus Fund
Aggregate cost	$42,153,280
Gross unrealized appreciation	$21,995
Gross unrealized depreciation	(6,034,320)
Net unrealized depreciation	$(6,012,325)
Insured Massachusetts Fund
Aggregate cost	$34,621,473
Gross unrealized appreciation	$196,097
Gross unrealized depreciation	(3,682,220)
Net unrealized depreciation	$(3,486,123)
Insured Michigan Fund
Aggregate cost	$32,792,419
Gross unrealized appreciation	$467,684
Gross unrealized depreciation	(2,544,126)
Net unrealized depreciation	$(2,076,442)
Insured New Jersey Fund
Aggregate cost	$54,982,316
Gross unrealized appreciation	$13,253
Gross unrealized depreciation	(6,264,832)
Net unrealized depreciation	$(6,251,579)
Insured New York Fund II
Aggregate cost	$46,279,754
Gross unrealized appreciation	$10,440
Gross unrealized depreciation	(6,872,379)
Net unrealized depreciation	$(6,861,939)

Insured Ohio Fund
Aggregate cost	$54,980,120
Gross unrealized appreciation	$160,234
Gross unrealized depreciation	(6,190,991)
Net unrealized depreciation	$(6,030,757)
Insured Pennsylvania Fund
Aggregate cost	$68,932,980
Gross unrealized appreciation	$269,389
Gross unrealized depreciation	(7,377,901)
Net unrealized depreciation	$(7,108,512)

8  Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund's assets to the extent of any overdraft. At September 30, 2008, the Insured Municipal Fund II had a payment due to SSBT pursuant to the foregoing arrangement of $7,058,751.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

A summary of obligations under these financial instruments at September 30, 2008 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Insured Municipal II	12/08	438 U.S. Treasury Bond	Short	$(51,580,792)	$(51,321,281)	$259,511
Insured California II	12/08	67 U.S. Treasury Bond	Short	$(7,882,735)	$(7,850,516)	$32,219
Insured Florida Plus	12/08	60 U.S. Treasury Bond	Short	$(7,059,165)	$(7,030,313)	$28,852
Insured Michigan	12/08	20 U.S. Treasury Bond	Short	$(2,354,931)	$(2,343,438)	$11,493
Insured New York II	12/08	61 U.S. Treasury Bond	Short	$(7,176,818)	$(7,147,485)	$29,333
Insured Ohio	12/08	99 U.S. Treasury Bond	Short	$(11,656,907)	$(11,600,016)	$56,891
Insured Pennsylvania	12/08	105 U.S. Treasury Bond	Short	$(12,363,383)	$(12,303,047)	$60,336

Interest Rate Swaps

Insured Municipal Fund II

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$3,000,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$18,700
Merrill Lynch Capital Services, Inc.	4,550,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	25,308
Morgan Stanley Capital Services, Inc.	4,150,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	28,393
					$72,401

Insured California Fund II

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$1,137,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$7,091
Merrill Lynch Capital Services, Inc.	3,625,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	20,163
Morgan Stanley Capital Services, Inc.	1,400,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	9,578
					$36,832

Insured Florida Plus Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$4,753
Merrill Lynch Capital Services, Inc.	2,000,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	11,124
Morgan Stanley Capital Services, Inc.	900,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	6,158
					$22,035

Insured Massachusetts Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$525,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$3,272
Merrill Lynch Capital Services, Inc.	1,725,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	9,595
Morgan Stanley Capital Services, Inc.	625,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	4,276
					$17,143

Insured Michigan Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$450,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$2,805
Merrill Lynch Capital Services, Inc.	675,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	3,754
Morgan Stanley Capital Services, Inc.	350,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	2,395
					$8,954

Insured New Jersey Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$4,753
Merrill Lynch Capital Services, Inc.	2,500,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	13,905
Morgan Stanley Capital Services, Inc.	925,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	6,329
					$24,987

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Insured New York Fund II

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$4,753
Merrill Lynch Capital Services, Inc.	2,000,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	11,124
Morgan Stanley Capital Services, Inc.	950,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	6,500
					$22,377

Insured Ohio Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$737,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$4,597
Merrill Lynch Capital Services, Inc.	1,100,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	6,118
Morgan Stanley Capital Services, Inc.	875,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	5,987
					$16,702

Insured Pennsylvania Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JPMorgan Chase Co.	$725,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$4,519
Morgan Stanley Capital Services, Inc.	1,050,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	7,184
					$11,703

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

11  Name Change

Effective January 1, 2008, the name of the Eaton Vance Insured Florida Plus Municipal Bond Fund was changed from Eaton Vance Insured Florida Municipal Bond Fund.

12  Plan of Reorganization

In August 2008, the Trustees of the Insured Florida Plus Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance Insured Municipal Bond Fund (Insured Municipal Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Insured Florida Plus Fund in exchange for common shares of the Insured Municipal Fund and cash consideration equal to the aggregate liquidation value of its APS. The proposed reorganization was approved by the shareholders of the Insured Florida Plus Fund on October 31, 2008. Subject to the satisfaction of the conditions in the Agreement, the transaction is expected to occur no later than December 31, 2008.

13  Subsequent Event

The Insured Michigan Fund, Insured New Jersey Fund, Insured Ohio Fund and Insured Pennsylvania Fund redeemed 7, 28, 126 and 86 outstanding APS, respectively, at various dividend payment dates from October 27, 2008 through October 31, 2008 at a liquidation price of $25,000 per share plus accumulated but unpaid dividends.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Plus Municipal Bond Fund (formerly Eaton Vance Insured Florida Municipal Bond Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Plus Municipal Bond Fund (formerly Eaton Vance Insured Florida Municipal Bond Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (collectively, the "Funds") as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the statements of cash flows of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured Florida Plus Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, and Eaton Vance Insured New Jersey Municipal Bond Fund for the year ended September 30, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Plus Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the cash flows of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured Florida Plus Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, and Eaton Vance Insured New Jersey Municipal Bond Fund for the year ended September 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2008

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Fund's fiscal year end regarding exempt-interest dividends and capital gain dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Eaton Vance Insured Municipal Bond Fund II	99.97%
Eaton Vance Insured California Municipal Bond Fund II	99.96%
Eaton Vance Insured Florida Plus Municipal Bond Fund	99.46%
Eaton Vance Insured Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Insured Michigan Municipal Bond Fund	100.00%
Eaton Vance Insured New Jersey Municipal Bond Fund	99.99%
Eaton Vance Insured New York Municipal Bond Fund II	100.00%
Eaton Vance Insured Ohio Municipal Bond Fund	100.00%
Eaton Vance Insured Pennsylvania Municipal Bond Fund	100.00%

Capital Gain Dividends — The Eaton Vance Insured Municipal Bond Fund II, Insured California Municipal Bond Fund II, Insured New Jersey Municipal Bond Fund, Insured New York Municipal Bond Fund II and Insured Pennsylvania Municipal Bond Fund designate $3,999,475, $707,345, $1,016,573, $585,005 and $761,905, respectively, as a capital gain dividend.

Eaton Vance Insured Municipal Bond Funds

NOTICE TO SHAREHOLDERS

During normal market conditions, at least 80% of each Fund's net assets will be invested in municipal obligations, the interest on which is exempt from federal income tax, including alternative minimum tax, and applicable state taxes, and that are insured as to principal and interest payments. On March 12, 2008, the Funds implemented a revised investment policy that such insurance will be from insurers having a claims-paying ability rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"), provided that at least 50% of such net assets is invested in obligations insured by insurers having a claims-paying ability rated at least A by Moody's, S&P or Fitch. Previously, such insurance was required to be provided by insurers having a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. In connection with the foregoing, the Funds' previous policy to invest at least 80% of its net assets in obligations rated Aaa by Moody's or AAA by S&P or Fitch or, if unrated, determined to be of comparable quality by the adviser, was eliminated. Also effective March 12, 2008, the policy with respect to the balance of each Fund's assets was revised such that each Fund may invest up to 20% of its net assets in unrated obligations deemed by the investment adviser to be of investment grade quality and obligations that are uninsured.

On February 11, 2008, the Funds revised their minimum ratings policies to clarify that when an obligation is rated in different rating categories by Moody's, S&P or Fitch, the highest rating applies.

Effective January 1, 2008, the Eaton Vance Insured Florida Plus Municipal Bond Fund changed its name from Eaton Vance Insured Florida Municipal Bond Fund and announced a policy to increase its exposure to municipal obligations of issuers outside the State of Florida, transforming the Fund in an orderly manner over time into a diversified, national municipal bond fund.

Effective January 1, 2008, the Eaton Vance Insured Michigan Municipal Bond Fund's investment objective was revised to reflect the repeal of the Michigan single business tax and the effectiveness of the new Michigan business tax. The new objective is to provide current income exempt from federal income tax, including alternative minimum tax, and Michigan state and city income taxes and the net income tax portion of the Michigan business tax.

Effective October 1, 2007, Adam A. Weigold assumed portfolio management responsibilities for the Eaton Vance Insured Pennsylvania Municipal Bond Fund. Mr. Weigold also serves as portfolio manager for other Eaton Vance funds. He was appointed a portfolio manager in 2007 and has been a Vice President of Eaton Vance Management since 2003 and a municipal credit analyst at Eaton Vance for more than five years.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2008

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 25, 2008. The following action was taken by the shareholders of each Fund:

Item 1: The election of Ralph F. Verni as a Class I Trustee of each Fund for a one-year term expiring in 2009, and Ronald A. Pearlman and Heidi L. Steiger as Class III Trustees of each Fund for a three-year term expiring in 2011. Mr. Verni was designated the Nominee to be elected by APS shareholders:

	Nominee for Class I Trustee Elected by APS Shareholders Ralph F. Verni	Nominee for Class III Trustee Elected by All Shareholders Ronald A. Pearlman	Nominee for Class III Trustee Elected by All Shareholders Heidi L. Steiger
Insured Municipal Fund II:
For	2,918	9,265,708	9,271,474
Withheld	359	208,671	202,905
Insured California Fund II:
For	947	3,641,110	3,650,685
Withheld	147	37,108	27,533
Insured Massachusetts Fund:
For	529	1,650,463	1,651,983
Withheld	49	32,617	31,097
Insured Michigan Fund:
For	443	1,451,446	1,451,446
Withheld	12	29,614	29,614
Insured New Jersey Fund:
For	648	2,505,895	2,504,251
Withheld	119	14,930	16,574
Insured New York Fund II:
For	868	2,415,842	2,422,642
Withheld	22	45,284	38,484
Insured Ohio Fund:
For	846	2,346,181	2,350,019
Withheld	26	36,465	32,627
Insured Pennsylvania Fund:
For	1,017	2,786,431	2,795,881
Withheld	9	52,515	43,065

Results are rounded to the nearest whole number.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Insured Municipal Bond Funds
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of September 30, 2008, our records indicate that there are 34, 9, 6, 6, 7, 11, 18, 13 and 38 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Plus Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,803, 1,566, 1,591, 925, 961, 1,474, 1,291, 1,441 and 1,843 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Plus Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

NYSE Alternext US symbols

Insured Municipal Fund II  EIV

Insured California Fund II  EIA

Insured Florida Plus Fund  EIF

Insured Massachusetts Fund  MAB

Insured Michigan Fund  MIW

Insured New Jersey Fund  EMJ

Insured New York Fund II  NYH

Insured Ohio Fund  EIO

Insured Pennsylvania Fund  EIP

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Insured Municipal Bond Fund II

•  Eaton Vance Insured California Municipal Bond Fund II

•  Eaton Vance Insured Florida Plus Municipal Bond Fund

•  Eaton Vance Insured Massachusetts Municipal Bond Fund

•  Eaton Vance Insured Michigan Municipal Bond Fund

•  Eaton Vance Insured New Jersey Municipal Bond Fund

•  Eaton Vance Insured New York Municipal Bond Fund II

•  Eaton Vance Insured Ohio Municipal Bond Fund

•  Eaton Vance Insured Pennsylvania Municipal Bond Fund

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund II (EIV), Eaton Vance Insured California Municipal Bond Fund II (EIA), Eaton Vance Insured Florida Plus Municipal Bond Fund (EIF), Eaton Vance Insured Massachusetts Municipal Bond Fund (MAB), Eaton Vance Insured Michigan Municipal Bond Fund (MIW), Eaton Vance Insured New Jersey Municipal Bond Fund (EMJ), Eaton Vance Insured New York Municipal Bond Fund II (NYH), Eaton Vance Insured Ohio Municipal Bond Fund (EIO), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (EIP), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Class II Trustee		Until 2010. 3 years. Since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of each Fund.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty(A) 1/2/63	Class II Trustee		Until 2010. 3 years. Since 2005.	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Class II Trustee		Until 2010. 3 years. Since 2007.	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007)	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Class I Trustee		Until 2009. 3 years. Since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Class III Trustee		Until 2011 (except for EIF which is until 2008). 3 years. Since 2003.	Professor of Law, Georgetown University Law Center.	173	None

Heidi L. Steiger 7/8/53	Class III Trustee		Until 2011 (except for EIF which is until 2008). 3 years (except for EIF which is 1 year). Since 2007.	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President, (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT'D

	Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Class I Trustee		Until 2009. 3 years. Since 2002.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni(A) 1/26/43	Chairman of the Board and Class I Trustee		Until 2009. 3 years. Trustee since 2005; Chairman since 2007.	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President of EIA, EIF, MIW, NYH, EIO and EIP; Vice President of MAB, EIV and EMJ	President of EIA, EIF, MIW, NYH, EIO and EIP since 2005 and Vice President of MAB, EIV and EMJ since 2004	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President of MAB, EIV and EMJ; Vice President of EIA, EIF, MIW, NYH, EIO and EIP	President of MAB, EIV and EMJ since 2005 and Vice President of EIA, EIF, MIW, NYH, EIO and EIP since 2002	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of MIW, EIV and EIO	Vice President of MIW since 2002; of EIV since 2004; and of EIO since 2005	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President of EIF and NYH	Vice President of EIF since 2004 and of NYH since 2005	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President of EIF	Since 2005	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of EIP	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(A)  APS Trustee.

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Investment Adviser and Administrator
of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company

35 Maiden Lane
Plaza Level
New York, NY 10038

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Insured Municipal Bond Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

1557-11/08  9IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2007 and September 30, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$24,090	$23,695

Audit-Related Fees(1)	3,785	3,915

Tax Fees(2)	6,883	7,130

All Other Fees(3)	0	31

Total	$34,758	$34,771

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended September 30, 2007 and the fiscal year ended September 30, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	9/30/07	9/30/08

Registrant	$10,668	$11,045

Eaton Vance(1)	$289,446	$325,801

Total	$300,114	$336,846

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  William H. Park (Chair), Lynn A. Stout, Heidi L. Steiger and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Insured California Municipal Bond Fund II, Insured Florida Plus Municipal Bond Fund, Insured Massachusetts Municipal Bond Fund, Insured Michigan Municipal Bond Fund, Insured Municipal Bond Fund II, Insured New York Municipal Bond Fund II, Insured New Jersey Municipal Bond Fund, Insured Ohio Municipal Bond Fund, Insured Pennsylvania Municipal Bond Fund

Portfolio Management

Cynthia J. Clemson, portfolio manager of Eaton Vance Insured California Municipal Bond Fund II, Robert B. MacIntosh, portfolio manager of Eaton Vance Insured Massachusetts Municipal Bond Fund and Eaton Vance Insured New Jersey Municipal Bond Fund, William H. Ahern, Jr., portfolio manager of Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured Municipal Bond Fund II and Eaton Vance Insured Ohio Municipal Bond Fund, Craig R. Brandon, portfolio manager of Eaton Vance Insured Florida Plus Municipal Bond Fund and Eaton Vance Insured New York Municipal Bond Fund II and Adam A. Weigold, portfolio manager of Eaton Vance Insured Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Ms. Clemson and Mr. MacIntosh have been Eaton Vance portfolio managers since 1991 and are Vice Presidents of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”).  Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR.  Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR.  Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR.  This information is provided as of the date of filing of this report.

The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Insured California Municipal Bond Fund II
Cynthia J. Clemson
Registered Investment Companies	10	$2,902.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Massachusetts Municipal Bond Fund
Insured New Jersey Municipal Bond Fund
Robert B. MacIntosh
Registered Investment Companies	10	$2,180.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	224	$181.8	0	$0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Insured Municipal Bond Fund II
Insured Michigan Municipal Bond Fund
Insured Ohio Municipal Bond Fund
William H. Ahern
Registered Investment Companies	14	$1,758.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Florida Plus Municipal Bond Fund
Insured New York Municipal Bond Fund II
Craig R. Brandon
Registered Investment Companies	12	$1,303.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Pennsylvania Municipal Bond Fund
Adam A. Weigold
Registered Investment Companies	12	$1,420.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund

Insured California II
Cynthia J. Clemson	None

Insured Massachusetts
Insured New Jersey
Robert B. MacIntosh	None

Insured Michigan
Insured Municipal II
Insured Ohio
William H. Ahern, Jr.	None

Insured Florida Plus
Insured New York II
Craig R. Brandon	None

Insured Pennsylvania
Adam A. Weigold	None

Potential for Conflicts of Interest.  It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.  EVM has adopted several policies and procedures designed to address these potential conflicts including:  a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock.  EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees.  Compensation of EVM’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 17, 2008

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2008